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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2007

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

SEMI-ANNUAL REPORT

August 31, 2007

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Financial Highlights	11

Notes to Financial Statements	12

Portfolio of Investments	23

Shareholder Meeting Information	59

Additional Information	60

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2007
Net Assets	$1,025,600,475
Total Assets	$2,022,523,130
Assets Invested in Senior Loans	$1,970,007,919
Senior Loans Represented	653
Average Amount Outstanding per Loan	$3,016,857
Industries Represented	38
Average Loan Amount per Industry	$51,842,314
Portfolio Turnover Rate (YTD)	41%
Weighted Average Days to Interest Rate Reset	41
Average Loan Final Maturity	66 months
Total Leverage as a Percentage of Total Assets (including Preferred Shares)	46.67%

PERFORMANCE SUMMARY

The Trust declared $0.14 of dividends during the second fiscal quarter and $0.28 during the six months ended August 31, 2007. Based on the average month-end net asset value ("NAV") per share of $7.28 for the quarter and $7.47 for the six month period, this resulted in an annualized distribution rate of 7.77%(1) for the quarter and 7.57%(1) for the six month period. The Trust's total net return for the second fiscal quarter, based on NAV, was (5.98)% versus a total gross return on the S&P/LSTA Leveraged Loan Index ("LLI")(2) of (2.91)% for the same quarter. For the six months, the Trust's total return, based on NAV, was (3.98)%, versus (1.35)% gross return for the LLI. For the year, the Trust's total net return, based on NAV was 1.70% versus 2.66% gross return for the LLI. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the second fiscal quarter was (12.91)% and (7.33)% for the six months ended August 31, 2007.

MARKET ANALYSIS/UPDATE

The global senior loan market experienced the most severe technical correction on record during the Trust's second fiscal quarter, driven by a rapid reduction in liquidity as credit market investors grappled with uncertainty created by the sub-prime mortgage implosion. We should emphasize that the Trust does not own, nor has it ever invested any material amount in, residential or commercial mortgage-backed or asset-backed securities. The investment strategy employed by ING

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The LLI is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

Prime Rate Trust continues to concentrate on investing in traditional secured floating rate senior loans to corporate issuers.

Importantly, the overall tone and performance of the senior loan market improved late in the quarter, enough to push the year-to-date total return of the S&P/LSTA Leveraged Loan Index into positive territory. There were many factors at play in the improved sentiment, including a sense that the overhang of underwritten and unsold loans currently held by banks will ultimately be absorbed by the market, and a better tone in the high yield bond and equity markets due, in part, to the widely held assumption that the Federal Reserve Board ("Fed") would stand by to ensure the liquidity of U.S. capital markets. (The Fed did, indeed, take decisive action by lowering the target Fed Funds rate by 50 basis points to 4.75% on September 18th.) Although loan prices were highly volatile due to these unprecedented technical developments, the fundamental credit condition of the loan market (as measured by trailing default rates) remained solid. While up fractionally over the quarter, the S&P trailing 12-month default rate (by issuer) closed August at 0.42%, well below the historical average.

While uncertainty still looms over virtually all capital markets, confidence has been bolstered by the Fed's resolve and, simply, the reduced frequency of negative headline news. Looking forward, the near-term direction of the loan market will be dictated by a few key developments, in particular, the direction of the credit markets overall (certainly, to be influenced by decisions on the part of the Fed) and, specific to the senior loan market, the continued ability of banks to manage the supply of new loans coming to market. Thus far, that process, which is critically important to maintaining a reasonably healthy supply/demand balance, has been amazingly well controlled. Longer term, the general health of the major global economies, and the associated impact on non-investment grade issuers, will play a central role in loan market performance.

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2007 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	10.8%	21.3%
North American Cable	9.6%	18.9%
Printing & Publishing	6.4%	12.7%
Chemicals, Plastics & Rubber	5.3%	10.6%
Retail Stores	5.1%	10.1%
Oil & Gas	4.6%	9.1%
Utilities	4.4%	8.7%
Data and Internet Services	4.4%	8.6%
Leisure, Amusement, Entertainment	4.3%	8.5%
Foreign Cable, Foreign TV, Radio
and Equipment	3.1%	6.2%

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2007 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Charter Communications Operating, LLC	2.8%	5.4%
CHS/Community Health Partners, Inc.	2.2%	4.4%
Metro-Goldwyn-Mayer, Inc.	1.9%	3.8%
Georgia Pacific Corporation	1.7%	3.3%
Cequel Communications, LLC	1.6%	3.2%
CSC Holdings, Inc.	1.5%	2.9%
HCA, Inc.	1.4%	2.7%
Sungard Data Systems, Inc.	1.4%	2.7%
Idearc, Inc.	1.2%	2.4%
Univision Communications, Inc.	1.1%	2.3%

(3)  Obligations rated Aaa by Moody's Investors Service are judged to be of the highest quality, with minimal credit risk. An obligator rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest Issuer credit rating assigned by Standard & Poor's. Credit quality refers to the Trust's underlying investments, not to the stability or safety of this Trust.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

Our investment process remains squarely focused on seeking to provide attractive risk adjusted returns over a full credit cycle through systematic, thorough credit underwriting, a high level of issuer and industry diversification, and rigorous ongoing monitoring. At the portfolio level, we continue to closely scrutinize both the underlying performance of our portfolio companies and the relevant economic data for signs of any meaningful shift in the strength of the global economy. At this point, although headwinds are present, we remain confident that growth will remain sufficient to allow leveraged issuers, generally, to remain fundamentally sound from a credit perspective. Should that prove the case, we believe the demand for loans will remain strong as new and existing investors recognize the value proposition of loans at current trading levels.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of August 31, 2007, the Trust had $450 million of "Aaa/AAA(3)" rated cumulative auction rate preferred shares outstanding, and $494 million of borrowings outstanding under $625 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 46.67% at period end. The use of leverage for investment purposes increases both investment opportunity and investment risk.

`

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
October 1, 2007

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended August 31, 2007
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	1.70%	5.73%	7.69%	5.04%
Based on Market Value	0.14%	0.55%	9.27%	3.55%
S&P/LSTA Leveraged Loan Index	2.66%	4.60%	5.70%	4.89%
Credit-Suisse Leveraged Loan Index	2.99%	5.09%	6.41%	5.04%

The table above illustrates the total return of the Trust against the Indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The LLI is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTIONS RATES

Quarter Ended	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
August 31, 2007	8.25%	10.92%	10.18%	7.53%	8.44%
May 31, 2007	8.25%	9.89%	9.81%	7.38%	7.52%
February 28, 2007	8.25%	9.69%	10.02%	7.50%	7.68%
November 30, 2006	8.25%	9.76%	10.25%	7.55%	7.95%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares . If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2007 (Unaudited)

ASSETS:
Investments in securities at value (Cost $2,049,995,613)	$1,976,590,964
Foreign currencies at value (Cost $5,385,133)	5,449,581
Receivables:
Investment securities sold	18,216,647
Interest	21,365,210
Other	43,726
Unrealized appreciation on foreign currency contracts	799,905
Prepaid expenses	41,396
Prepaid arrangement fees on notes payable	15,701
Total assets	2,022,523,130
LIABILITIES:
Notes payable	494,000,000
Payable for investment purchased	45,782,746
Accrued interest payable	2,520,728
Deferred arrangement fees on senior loans	348,171
Dividends payable — preferred shares	226,220
Payable to affilates	1,742,833
Payable to custodian	190,212
Payable to custodian due to bank overdraft	1,300,253
Accrued trustees fees	33,193
Unrealized depreciation on foreign currency contracts	495,872
Other accrued expenses	282,427
Total liabilities	546,922,655
Preferred shares, $25,000 stated value per share at liquidation value (18,000 shares outstanding)	450,000,000
NET ASSETS	$1,025,600,475
Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 145,094,493 shares of beneficial interest authorized and outstanding, no par value)	$7.07
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,331,881,580
Undistributed net investment income	7,889,852
Accumulated net realized loss on investments	(241,189,841)
Net unrealized depreciation on investments and foreign currency related transactions	(72,981,116)
NET ASSETS	$1,025,600,475

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$76,711,952
Arrangement fees earned	330,852
Other	1,686,692
Total investment income	78,729,496
EXPENSES:
Investment management fees	7,637,771
Administration fees	2,386,803
Transfer agent fees	58,328
Interest expense	10,730,461
Shareholder reporting expense	55,200
Custody and accounting expense	415,497
Professional fees	94,400
Preferred shares — dividend disbursing agent fees	605,453
Pricing expense	41,227
ICI fees	1,472
Postage expense	104,880
Trustees fees	36,984
Miscellaneous expense	126,208
Total expenses	22,294,684
Net investment income	56,434,812
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	21,633,464
Foreign currency related transactions	(3,271,655)
Net realized gain on investments and foreign currency related transactions	18,361,809
Net change in unrealized appreciation or depreciation on :
Investments	(107,428,399)
Foreign currency related transactions	894,431
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(106,533,968)
Net realized and unrealized loss on investments and foreign currency related transactions	(88,172,159)
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(11,836,409)
Net decrease in net assets resulting from operations	$(43,573,756)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2007	Year Ended February 28, 2007
FROM OPERATIONS:
Net investment income	$56,434,812	$103,083,218
Net realized gain on investments and foreign currency related transactions	18,361,809	14,599,027
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(106,533,968)	(6,442,840)
Distributions to preferred shareholders from net investment income	(11,836,409)	(22,313,381)
Net increase (decrease) in net assets resulting from operations	(43,573,756)	88,926,024
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(40,832,645)	(80,058,346)
Decrease in net assets from distributions to common shareholders	(40,832,645)	(80,058,346)
CAPITAL SHARE TRANSACTIONS:
Dividends reinvested for common shares	467,924	—
Net increase from capital share transactions	467,924	—
Net increase (decrease) in net assets	(83,938,477)	8,867,678
NET ASSETS:
Beginning of period	1,109,538,952	1,100,671,274
End of period (including undistributed net investment income of $7,889,852 and $4,124,094, respectively)	$1,025,600,475	$1,109,538,952

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2007 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$62,924,271
Facility fees paid	41,227
Dividend paid to preferred shareholders	(11,846,600)
Arrangement fees received	144,368
Other income received	1,742,659
Interest paid	(9,821,368)
Other operating expenses paid	(11,687,886)
Purchases of securities	(985,204,333)
Proceeds from sale of securities	774,350,482
Net cash used in operating activities	(179,357,180)
Cash Flows From Financing Activities:
Dividends paid to common shareholders	(40,364,721)
Net issuance of notes payable	213,000,000
Increase in payable to custodian due to bank overdraft	1,300,253
Net cash flows provided by financing activities	173,935,532
Net decrease in cash	(5,421,648)
Cash at beginning of period	5,421,648
Cash at end of period	$—
Reconciliation of Net Decrease in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Net decrease in net assets resulting from operations	$(43,573,756)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Change in unrealized appreciation or depreciation on investments	107,428,399
Change in unrealized appreciation on foreign currencies	(62,467)
Change in unrealized appreciation or depreciation on forward currency contracts	(778,328)
Change in unrealized appreciation on other assets and liabilities	(53,636)
Net accretion of discounts on investments	(4,822,343)
Net amortization of premiums on investments	197,325
Realized gain on investments and foreign currency related transactions	(18,361,809)
Purchases of securities	(985,204,333)
Proceeds from sale of securities	774,350,482
Decrease in other assets	2,331
Increase in interest receivable	(9,162,663)
Decrease in prepaid arrangement fees on notes payable	41,227
Increase in prepaid expenses	(338)
Decrease in deferred arrangement fees on senior loans	(186,484)
Increase in accrued interest payable	909,093
Decrease in dividends payable — preferred shares	(10,191)
Increase in payable to affiliates	213,433
Increase in accrued trustees fees	2,206
Decrease in other accrued expenses	(285,328)
Total adjustments	(135,783,424)
Net cash used in operating activities	$(179,357,180)

See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST (UNAUDITED)  FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

	Six Months Ended August 31,	Years Ended February 28 or February 29,
	2007	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$7.65	7.59	7.47	7.34	6.73	7.20
Income (loss) from investment operations:
Net investment income	$0.39	0.71	0.57	0.45	0.46	0.50
Net realized and unrealized gain (loss) on investments	$(0.61)	0.06	0.12	0.16	0.61	(0.47)
Total from investment operations	$(0.22)	0.77	0.69	0.61	1.07	0.03
Distributions to Common Shareholders from net investment income	$(0.28)	(0.55)	(0.46)	(0.43)	(0.42)	(0.45)
Distribution to Preferred Shareholders	$(0.08)	(0.16)	(0.11)	(0.05)	(0.04)	(0.05)
Net asset value, end of period	$7.07	7.65	7.59	7.47	7.34	6.73
Closing market price at end of period	$6.60	7.40	7.02	7.56	7.84	6.46
Total Investment Return(1)
Total investment return at closing market price(2)%	(7.33)	13.84	(0.82)	2.04	28.77	2.53
Total investment return at net asset value(3)%	(3.98)	8.85	8.53	7.70	15.72	0.44
Ratios/Supplemental Data
Net assets end of period (000's)	$1,025,600	1,109,539	1,100,671	1,082,748	1,010,325	922,383
Preferred Shares-Aggregate amount outstanding (000's)	$450,000	450,000	450,000	450,000	450,000	450,000
Liquidation and market value per share of Preferred Shares	$25,000	25,000	25,000	25,000	25,000	25,000
Borrowings at end of period (000's)	$494,000	281,000	465,000	496,000	225,000	167,000
Asset coverage per $1,000 of debt(4)	$2,086	2,517	2,203	2,140	2,500	2,500
Average borrowings (000's)	$357,707	459,982	509,178	414,889	143,194	190,671
Ratios to average net assets including Preferred Shares(5)
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.49	1.57	1.64	1.60	1.45	1.49
Net expenses after expense reimbursement(6)%	2.88	3.27	3.02	2.21	1.65	1.81
Gross expenses prior to expense reimbursement(6)%	2.88	3.27	3.02	2.22	1.65	1.81
Net investment income(6)%	7.28	6.68	5.44	4.21	4.57	4.97
Ratios to average net assets plus borrowings
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.59	1.56	1.58	1.63	1.84	1.82
Net expenses after expense reimbursement(6)%	3.06	3.25	2.90	2.26	2.09	2.23
Gross expenses prior to expense reimbursement(6)%	3.06	3.25	2.90	2.27	2.09	2.23
Net investment income(6)%	7.74	6.63	5.24	4.32	5.82	6.10
Ratios to average net assets
Expenses (before interest and other fees related to revolving credit facility)(6)%	2.11	2.21	2.33	2.29	2.11	2.19
Net expenses after expense reimbursement(6)%	4.06	4.62	4.27	3.17	2.40	2.68
Gross expenses prior to expense reimbursement(6)%	4.06	4.62	4.27	3.18	2.40	2.68
Net investment income(6)%	10.28	9.42	7.71	6.04	6.68	7.33
Portfolio turnover rate %	41	60	81	93	87	48
Common shares outstanding at end of period (000's)	145,094	145,033	145,033	145,033	137,638	136,973

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

(3)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan.

This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares.

(4)  Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.

(5)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares; ratios do not reflect any add-back for the borrowings.

(6)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Trust's Board of Trustees ("Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of August 31, 2007, 99.2% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and ING Investments, LLC (the "Investment Adviser") or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Valuation, Brokerage and Proxy Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan,

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest approximates market value.

B.  Federal Income Taxes. It is the Trust's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

D.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

E.  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), DST Systems, Inc. ("DST"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the six months ended August 31, 2007, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $993,726,187 and $789,299,130, respectively. At August 31, 2007, the Trust held senior loans valued at $1,970,007,919 representing 99.7% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost of assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$107,510
Block Vision Holdings Corporation (571 Common Shares)	09/17/02	—
Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	12/26/00	9,893
Cedar Chemical (Liquidation Interest)	12/31/02	—
Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	12/22/95	—
Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	01/18/02	—
Decision One Corporation (1,752,103 Common Shares)	05/17/05	1,116,773
Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	10/02/02	15
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
EquityCo, LLC (Warrants for 28,752 Common Shares)	02/25/05	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	100
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Imperial Home Décor Group, Inc. (Liquidation Interest)	01/22/04	—
Insilco Technologies (Residual Interest in Bankruptcy Estate)	05/02/03	1
IT Group, Inc. (Residual Interest in Bankruptcy Estate)	09/12/03	25
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Easten Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
IAP Acquisition Corporation (17,348 Common Shares)	08/29/03	—
IAP Acquisition Corporation (1,084 Common Shares)	08/29/03	428,603
IAP Acquisition Corporation (1,814 Common Shares)	08/29/03	—
IAP Acquisition Corporation (3,524 Common Shares)	08/29/03	3,524,300
New Piper Aircraft, Inc. (Residual Interest in Bankruptcy Estate)	07/02/03	—
Norwood Promotional Products, Inc. (104,148 Common Shares)	08/23/04	32,939
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Transtar Metals (Residual Interest in Bankruptcy Estate)	01/09/03	40,230
TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)	10/15/02	—
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities excluding senior loans (market value of $1,084,982 was 0.1% of net assets at August 31, 2007)		$5,262,990

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% plus the proceeds of any outstanding borrowings of the Trust's Managed Assets.

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2007, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$1,327,873	$414,960	$1,742,833

The Trust has adopted a Retirement Policy ("Policy") covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy agreement.

NOTE 6 — COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures August 20, 2008 and a $535 million 364-day revolving securitization facility which matures June 12, 2008, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at August 31, 2007, was $494 million. Weighted average interest rate on outstanding borrowings was 5.79%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 24.4% of total assets at August 31, 2007. Average borrowings for the six months ended August 31, 2007 were $357,706,522 and the average annualized interest rate was 5.97% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

As of August 31, 2007, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Advance Food Co.	$206,349
American Cellular Corp.	1,500,000
Builders Firstsource, Inc.	2,100,000
Calpine Corp.	1,228,346
Cannery Casino Resorts	500,000
Coach America Holdings, Inc.	211,864
Coleto Creek Power	5,000,000
Community Health Systems, Inc.	3,093,581
EPD, Inc.	437,500
FCH KFT — Term Loan B	28,939
FCH KFT — Term Loan C	28,939
Fender Musical Instruments Corp.	1,166,667
Fleetcor Technologies Operating Co., LLC	116,667
Fontainebleau Resorts, LLC	966,667
Golden Nugget, Inc.	545,455
Hearthstone Housing Partners II, LLC	1,529,412
Hub International Holdings, Inc.	250,980
Iasis Healthcare Corp.	266,614
Inventiv Health, Inc.	57,143
Isle of Capri Casinos, Inc.	794,118
Kerasotes Theatres, Inc.	966,930
Las Vegas Sands, LLC	$1,200,000
Levana Holding 4 GmbH — Term Loan B	146,170
Levana Holding 4 GmbH — Term Loan C	146,170
Longview Power, LLC	813,333
MEG Energy Corp.	2,800,000
Neoplan USA Corp.	382,500
NRG Energy, Inc.	4,963,920
PLY Gem Industries, Inc.	1,250,000
Seminole Tribe of Florida	116,599
Sturm Foods, Inc.	500,000
Sun Healthcare Group, Inc.	62,069
Trump Entertainment Resorts Holdings, L.P.	4,353
United Surgical Partners International, Inc.	117,742
Univision Communications	1,676,479
UPC Broadband Holding	1,741,434
Valassis Communications, Inc.	320,000
Wastequip, Inc.	151,828
$37,388,768

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of August 31, 2007, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
9/15/98	25,000,000	12,374,909
3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the six month period ended August 31, 2007.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS (continued)

acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of August 31, 2007, the Trust held 0.3% of its total assets in subordinated loans and unsecured loans.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Prime Rate Trust
	Six Months Ended August 31, 2007	Year Ended February 28, 2007
Number of Shares
Dividends reinvested	61,258	—
Net increase in shares outstanding	61,258	—
Dollar Amount ($)
Dividends reinvested	$467,924	$—
Net increase	$467,924	$—

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2007	Year Ended February 28, 2007
Ordinary Income	Ordinary Income
$52,669,054	$102,371,727

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2007 were:

Undistributed Ordinary Income	Unrealized Appreciation/ Depreciation	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$5,656,916	$33,968,276	$(1,770,705)	$(33,536,215)	2008
			(847,193)	2009
			(47,376,376)	2010
			(97,064,717)	2011
			(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			$(259,492,779)

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the "SEC") has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For the February year-end closed-end funds, the August 31, 2007 NAV and this semi-annual report are required to reflect the effects of FIN 48. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Fund has analyzed the tax positions of the Fund. Upon adoption of FIN 48, we identified no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157"), "Fair Value Measurements." The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of August 31, 2007, management of the Fund is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS

As discussed in earlier supplements, ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters.

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2007 (Unaudited) (continued)

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

"NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 14 — SUBSEQUENT EVENTS

Subsequent to August 31, 2007, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0475	8/31/07	9/10/07	9/24/07
$0.0470	9/28/07	10/10/07	10/22/07

Subsequent to August 31, 2007, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates
Series M	$165.77	09/10/07-10/15/07	09/17/07-10/22/07	09/18/07-10/23/07
Series T	$192.99	09/04/07-10/16/07	09/11/07-10/23/07	09/12/07-10/24/07
Series W	$191.09	09/05/07-10/17/07	09/12/07-10/24/07	09/13/07-10/25/07
Series Th	$164.55	09/06/07-10/11/07	09/13/07-10/18/07	09/14/07-10/19/07
Series F	$166.64	09/07/07-10/12/07	09/14/07-10/19/07	09/17/07-10/22/07

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited)

Senior Loans*: 192.1%			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 3.8%
		Avio Group	NR	NR
EUR	708,333	Term Loan, 6.222%, maturing December 13, 2014			$938,430
	$590,346	Term Loan, 7.814%, maturing December 13, 2014			565,994
EUR	708,333	Term Loan, 6.597%, maturing December 13, 2015			943,255
	$590,346	Term Loan, 8.125%, maturing December 13, 2015			568,946
		Delta Air Lines, Inc.	Ba2	BB-
	1,417,500	Term Loan, 7.360%, maturing April 30, 2012			1,353,713
		Delta Air Lines, Inc.	B2	B
	2,500,000	Second Lien Term Loan, 8.610%, maturing April 30, 2012			2,415,000
		Dyncorp International, LLC	Ba2	BB-
	2,174,750	Term Loan, 7.625%, maturing February 11, 2011			2,076,886
		Forgings International, Ltd.	NR	NR
	1,272,986	Term Loan, 7.610%, maturing August 11, 2014			1,210,928
GBP	223,269	Term Loan, 8.091%, maturing August 11, 2014			428,262
	$1,369,696	Term Loan, 7.860%, maturing August 11, 2015			1,309,772
GBP	241,073	Term Loan, 8.341%, maturing August 11, 2015			464,844
		Hawker Beechcraft Acquisition Company, LLC	Ba3	BB-
	$700,479	Term Loan, 7.350%, maturing March 26, 2014			669,833
	9,308,330	Term Loan, 7.371%, maturing March 26, 2014			8,901,090
		Hexcel Corporation	Ba1	BB
	806,698	Term Loan, 7.139%, maturing March 01, 2012			786,531
		McKechnie Aerospace DE, Inc.	Ba3	B+
	1,000,000	Term Loan, 7.360%, maturing May 11, 2014			950,000
		Spirit Aerosystems, Inc.	Ba3	BB+
	978,026	Term Loan, 7.110%, maturing September 30, 2013			968,246
		Transdigm, Inc.	Ba3	B+
	3,500,000	Term Loan, 7.360%, maturing June 23, 2013			3,377,500
		United Airlines, Inc.	B1	BB-
	2,487,500	Term Loan, 7.625%, maturing February 01, 2014			2,346,802
		US Airways Group, Inc.	B2	B+
	6,200,000	Term Loan, 7.860%, maturing March 24, 2014			5,866,105
		Wesco Aircraft Hardware Corporation	B1	BB-
	1,472,500	Term Loan, 7.610%, maturing September 29, 2013			1,428,325

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: (continued)
	Wyle Holdings, Inc.	NR	BB-
$1,750,418	Term Loan, 8.110%, maturing January 28, 2011			$1,671,649
				39,242,111
Automobile: 3.4%
	Dollar Thrifty Automotive Group, Inc.	B1	BB
750,000	Term Loan, 7.340%, maturing June 15, 2014			730,625
	Federal-Mogul Corporation	NR	BBB+
1,500,000	Term Loan, 7.250%, maturing December 31, 2007			1,488,125
	Ford Motor Company	Ba3	B+
1,237,500	Term Loan, 8.360%, maturing December 15, 2013			1,164,990
	Hertz Corporation	Ba1	BB+
4,854,493	Term Loan, 7.097%, maturing December 21, 2012			4,723,597
1,027,778	Term Loan, 7.110%, maturing December 21, 2012			1,000,065
	KAR Holdings, Inc.	Ba3	B
4,500,000	Term Loan, 7.610%, maturing October 20, 2013			4,238,438
	Navistar International Corporation	NR	NR
1,800,000	Revolver, 8.584%, maturing January 19, 2012			1,734,750
	Oshkosh Truck Corporation	Ba3	BBB-
17,910,000	Term Loan, 7.110%, maturing December 06, 2013			17,288,756
	SAF-Holland Group GmbH	NR	NR
1,420,523	Term Loan, 7.715%, maturing November 30, 2014			1,385,010
1,346,400	Term Loan, 8.215%, maturing November 30, 2015			1,326,204
				35,080,560
Beverage, Food & Tobacco: 4.3%
	Advance Food Company	B1	BB-
582,927	Term Loan, 7.110%, maturing March 16, 2014			550,866
	ARAMARK Corporation	Ba3	BB-
2,985,000	Term Loan, 7.360%, maturing January 26, 2014			2,885,749
1,628,936	Term Loan, 7.360%, maturing January 26, 2014			1,574,774
17,089,678	Term Loan, 7.360%, maturing January 26, 2014			16,521,446
	B&G Foods, Inc.	Ba2	BB-
706,522	Term Loan, 7.510%, maturing February 23, 2013			695,924
	Birds Eye Foods, Inc.	B1	B+
864,167	Term Loan, 7.110%, maturing March 22, 2013			844,723

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
		Bolthouse Farms, Inc.	B1	B+
	$1,965,025	Term Loan, 7.625%, maturing December 16, 2012			$1,898,706
		Bumble Bee Foods, LLC	B1	B+
	1,200,000	Term Loan, 7.107%, maturing May 02, 2012			1,152,000
		Golden State Foods	B1	B+
	3,870,000	Term Loan, 7.108%, maturing February 28, 2011			3,811,950
		Iglo Birds Eye	NR	NR
EUR	51,247	Term Loan, 6.605%, maturing October 27, 2014			68,198
EUR	380,330	Term Loan, 6.550%, maturing October 27, 2014			506,135
EUR	568,424	Term Loan, 6.550%, maturing October 27, 2014			756,447
EUR	51,247	Term Loan, 6.980%, maturing October 27, 2015			68,503
EUR	380,330	Term Loan, 6.925%, maturing October 27, 2015			506,135
EUR	568,424	Term Loan, 6.925%, maturing October 27, 2015			759,835
		Pinnacle Foods Holding Corporation	B2	B
	$5,700,000	Term Loan, 8.110%, maturing April 02, 2014			5,462,498
		Sturm Foods, Inc.	B1	B
	2,992,500	Term Loan, 7.937%, maturing January 31, 2014			2,797,988
		United Biscuits	NR	NR
GBP	1,476,692	Term Loan, 8.694%, maturing December 31, 2014			2,880,901
		Van Houtte, Inc.	B1	BB-
	$660,000	Term Loan, 7.860%, maturing July 19, 2014			640,200
	90,000	Term Loan, 7.860%, maturing January 19, 2015			88,200
					44,471,178
Buildings & Real Estate: 3.6%
		Armstrong World Industries, Inc.	Ba2	BBB-
	862,750	Term Loan, 7.288%, maturing October 02, 2013			848,191
		Capital Automotive, L.P.	Ba1	BB+
	9,913,155	Term Loan, 7.070%, maturing December 16, 2010			9,672,761
		Contech Construction Products, Inc.	Ba3	BB
	1,724,722	Term Loan, 7.395%, maturing January 31, 2013			1,660,045
		Custom Building Products, Inc.	B1	B+
	4,901,962	Term Loan, 7.758%, maturing October 29, 2011			4,607,844

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Buildings & Real Estate: (continued)
		Frans Bonhomme	NR	NR
EUR	500,000	Term Loan, 6.625%, maturing January 31, 2015			$647,528
EUR	500,000	Term Loan, 6.875%, maturing January 31, 2016			650,735
		Headwaters, Inc.	Ba2	BB+
	$2,287,820	Term Loan, 7.360%, maturing April 30, 2011			2,242,063
		Hearthstone Housing Partners II, LLC	NR	NR
	3,823,529	Revolver, 5.434%, maturing December 01, 2007			3,727,941
		John Maneely Company	B3	B+
	4,467,495	Term Loan, 8.610%, maturing December 08, 2013			4,035,636
		KCPC Acquisition, Inc.	Ba2	B
	189,655	Term Loan, 7.625%, maturing May 22, 2014			179,224
	810,345	Term Loan, 8.407%, maturing May 22, 2014			765,776
		Lafarge Roofing	NR	NR
EUR	441,573	Term Loan, 6.425%, maturing March 31, 2015			573,817
EUR	180,337	Term Loan, 6.425%, maturing March 31, 2015			234,345
	$169,425	Term Loan, 7.500%, maturing March 31, 2015			161,589
EUR	409,551	Term Loan, 6.675%, maturing March 31, 2016			534,995
EUR	210,674	Term Loan, 6.675%, maturing March 31, 2016			275,203
	$171,654	Term Loan, 7.750%, maturing March 31, 2016			164,573
		Maguire Properties, Inc.	Ba3	BB-
	303,823	Term Loan, 7.565%, maturing April 24, 2012			300,784
		Nortek, Inc.	Ba2	B+
	3,490,054	Term Loan, 7.610%, maturing August 27, 2011			3,346,089
		Ply Gem Industries, Inc.	B1	BB-
	178,571	Revolver, 1.558%, maturing February 12, 2009			171,428
		Shea Capital I, LLC	Ba3	BB-
	992,500	Term Loan, 7.360%, maturing October 27, 2011			903,175
		Tishman Speyer	Ba2	BB-
	1,500,000	Term Loan, 7.080%, maturing December 27, 2012			1,455,000
					37,158,742
Cargo Transport: 2.7%
		Baker Tanks, Inc.	B1	B
	1,995,000	Term Loan, 7.691%, maturing May 08, 2014			1,942,631
		Dockwise Transport, N.V.	NR	NR
	1,094,819	Term Loan, 7.735%, maturing April 20, 2015			1,061,291
	875,000	Term Loan, 7.735%, maturing April 20, 2015			848,203
	875,000	Term Loan, 8.235%, maturing April 20, 2016			852,578
	1,094,819	Term Loan, 8.235%, maturing April 20, 2016			1,066,765

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Cargo Transport: (continued)
			Dockwise Transport, N.V.	NR	NR
	$500,000		Second Lien Term Loan, 9.860%, maturing October 20, 2016			$493,750
	560,000		Second Lien Term Loan, 9.860%, maturing October 20, 2016			553,000
			Gainey Corporation	B2	BB
	792,000		Term Loan, 8.097%, maturing April 20, 2012			696,960
			Greatwide Logistics Services, Inc.	B1	B
	2,985,000		Term Loan, 8.860%, maturing December 19, 2013			2,656,650
			Helm Holding Corporation	B2	B+
	973,805		Term Loan, 7.607%, maturing July 08, 2011			949,460
			Inmar, Inc.	B1	B
	573,563		Term Loan, 7.860%, maturing April 30, 2013			560,657
			Kenan Advantage Group, Inc.	B3	B+
	985,007		Term Loan, 8.360%, maturing December 16, 2011			955,457
		(2)	Neoplan USA Corporation	NR	NR
	1,220,597	(3)	Revolver, 6.678%, maturing June 30, 2006			1,220,597
	5,306,058	(3)	Term Loan, 11.008%, maturing June 30, 2006			4,457,089
			Railamerica Transportation Corporation	NR	NR
	4,200,000		Term Loan, 7.810%, maturing August 14, 2008			4,100,250
			TNT Logistics	Ba2	BB-
	723,070		Term Loan, 7.860%, maturing November 04, 2013			707,931
	1,917,746		Term Loan, 8.565%, maturing November 04, 2013			1,898,568
			US Shipping Partners, L.P.	B1	BB-
	836,578		Term Loan, 8.845%, maturing March 31, 2012			819,846
	1,980,000		Term Loan, 8.850%, maturing March 31, 2012			1,940,400
						27,782,083
Cellular: 2.1%
			Centennial Communications Corporation	Ba2	BB-
	10,085,631		Term Loan, 7.373%, maturing February 09, 2011			9,848,618
			Cricket Communications, Inc.	Ba2	B+
	5,940,000		Term Loan, 7.360%, maturing June 16, 2013			5,792,985
			NTELOS, Inc.	Ba3	BB-
	4,344,410		Term Loan, 7.820%, maturing August 24, 2011			4,243,042
			Telepak, Inc. / Cellular South	Ba3	B+
	1,500,000		Term Loan, 7.113%, maturing May 29, 2014			1,460,625
						21,345,270
Chemicals, Plastics & Rubber: 10.6%
			AZ Chem US, Inc.	B1	BB-
EUR	759,590		Term Loan, 6.360%, maturing February 28, 2014			1,001,305

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		AZ Chem US, Inc.	Caa1	CCC+
	$333,333	Second Lien Term Loan, 11.010%, maturing February 28, 2014			$312,222
		Borsodchem Nyrt.	NR	NR
EUR	804,394	Term Loan, 6.495%, maturing April 15, 2015			1,054,888
EUR	804,394	Term Loan, 7.218%, maturing April 15, 2016			1,060,368
		Brenntag Holding GmbH & Co. KG	B1	B+
	$1,178,182	Term Loan, 7.387%, maturing January 17, 2014			1,137,682
	3,621,818	Term Loan, 7.387%, maturing January 17, 2014			3,497,318
		Celanese	Ba3	BB
	3,200,000	Term Loan, 5.320%, maturing April 02, 2014			3,099,002
	6,982,500	Term Loan, 7.110%, maturing April 02, 2014			6,762,118
		Cristal Inorganic Chemicals, Inc.	Ba3	B+
	2,900,000	Term Loan, 7.610%, maturing May 15, 2014			2,776,750
		Cristal Inorganic Chemicals, Inc.	B3	CCC+
	900,000	Second Lien Term Loan, 11.110%, maturing November 21, 2014			861,750
		Flint Group	NR	NR
	936,821	Term Loan, 7.824%, maturing December 31, 2012			895,601
	1,290,100	Term Loan, 8.324%, maturing December 31, 2013			1,234,868
EUR	666,667	Term Loan, 6.417%, maturing December 31, 2014			868,934
	$353,279	Term Loan, 7.824%, maturing December 31, 2014			337,735
	2,333,333	Term Loan, 7.620%, maturing November 09, 2014			2,230,667
		Hawkeye Renewables, LLC	B3	NR
	3,712,500	Term Loan, 9.370%, maturing June 30, 2012			3,308,766
		HC Starck	NR	NR
EUR	83,333	Term Loan, 6.675%, maturing March 15, 2015			109,426
	$323,225	Term Loan, 7.750%, maturing March 15, 2015			308,949
EUR	83,333	Term Loan, 7.050%, maturing March 15, 2016			109,993
	$323,225	Term Loan, 8.125%, maturing March 15, 2016			310,565
		Hexion Specialty Chemicals, Inc.	Ba3	B+
	1,176,000	Term Loan, 7.570%, maturing May 05, 2013			1,149,960
	1,000,000	Term Loan, 7.625%, maturing May 05, 2013			977,857
	2,481,250	Term Loan, 7.625%, maturing May 05, 2013			2,426,308
	1,711,834	Term Loan, 7.625%, maturing May 05, 2013			1,673,929
	7,886,682	Term Loan, 7.625%, maturing May 05, 2013			7,712,048
		Huntsman International, LLC	Ba1	BB+
	9,998,139	Term Loan, 7.250%, maturing August 16, 2012			9,829,420

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		Ineos US Finance, LLC	Ba3	BB-
	$2,316,047	Term Loan, 7.580%, maturing December 16, 2012			$2,256,409
	2,970,000	Term Loan, 7.580%, maturing December 16, 2013			2,902,433
	2,970,000	Term Loan, 8.080%, maturing December 23, 2014			2,902,433
		Innophos, Inc.	Ba1	BB-
	957,955	Term Loan, 7.820%, maturing August 13, 2010			938,795
		ISP Chemco Inc.	Ba3	BB-
	3,500,000	Term Loan, 7.267%, maturing June 04, 2014			3,374,585
		JohnsonDiversey, Inc.	Ba2	BB-
	506,123	Term Loan, 7.360%, maturing December 16, 2010			495,157
	2,642,214	Term Loan, 7.360%, maturing December 16, 2011			2,584,965
		Kraton Polymers, LLC	Ba3	B+
	1,777,500	Term Loan, 7.375%, maturing May 12, 2013			1,696,032
		Lucite International US Finco, Ltd.	Ba3	BB-
	704,714	Term Loan, 7.610%, maturing July 07, 2013			689,739
	1,038,168	Term Loan, 7.610%, maturing July 07, 2013			1,016,107
		Lyondell Chemical Company	Ba2	BB+
	3,465,000	Term Loan, 6.820%, maturing August 16, 2013			3,434,681
		MacDermid, Inc.	B1	BB-
EUR	997,500	Term Loan, 6.414%, maturing April 12, 2014			1,338,707
	$1,296,750	Term Loan, 7.360%, maturing April 12, 2014			1,235,154
		Nalco Company	Ba2	BB
	12,293,484	Term Loan, 7.109%, maturing November 04, 2010			12,045,905
		Northeast Biofuels, LLC	B1	B+
	1,268,293	Term Loan, 8.610%, maturing June 30, 2013			1,223,902
		Polypore, Inc.	Ba3	BB-
	3,333,333	Term Loan, 7.920%, maturing July 03, 2014			3,175,000
		Rockwood Specialties Group, Inc.	Ba2	BB
	9,775,365	Term Loan, 7.108%, maturing December 13, 2013			9,506,542
		Vertellus Specialties, Inc.	B3	B+
	2,351,250	Term Loan, 8.610%, maturing March 31, 2013			2,280,713
					108,145,688
Containers, Packaging & Glass: 5.5%
		Berry Plastics Corporation	Ba3	BB-
	9,991,250	Term Loan, 7.359%, maturing April 03, 2015			9,598,734
		Graham Packaging Company	B1	B+
	13,167,000	Term Loan, 7.625%, maturing October 07, 2011			12,865,252

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: (continued)
		Graphic Packaging International, Inc.	Ba2	BB-
	$9,154,000	Term Loan, 7.443%, maturing May 16, 2014			$9,047,200
		Klockner Pentaplast	NR	NR
EUR	1,500,000	Term Loan, 6.704%, maturing November 30, 2015			1,921,125
	$2,000,000	Term Loan, 7.830%, maturing November 30, 2015			1,985,000
		Mauser AG	NR	NR
EUR	625,000	Term Loan, 6.790%, maturing June 13, 2013			808,984
EUR	625,000	Term Loan, 7.040%, maturing June 13, 2014			813,242
	$842,699	Term Loan, 7.884%, maturing June 13, 2015			800,564
	842,699	Term Loan, 8.134%, maturing June 13, 2016			804,777
		Owens-Illinois	Ba2	BB
EUR	2,199,375	Term Loan, 5.642%, maturing April 01, 2008			2,859,303
		Pro Mach, Inc.	B1	B
	$2,468,750	Term Loan, 7.610%, maturing December 01, 2011			2,431,719
		Smurfit-Stone Container Corporation	Ba2	BB-
	3,201,438	Term Loan, 7.375%, maturing November 01, 2011			3,148,915
	5,554,831	Term Loan, 7.375%, maturing November 01, 2011			5,463,698
		Tegrant Holding Company	NR	NR
	498,750	Term Loan, 8.110%, maturing March 08, 2014			473,813
	500,000	Second Lien Term Loan, 10.860%, maturing March 08, 2015			475,000
		Xerium Technologies, Inc.	B2	B+
	3,268,318	Term Loan, 8.110%, maturing May 18, 2012			3,078,347
					56,575,673
Data and Internet Services: 8.6%
		Activant Solutions, Inc.	B1	B+
	930,897	Term Loan, 7.375%, maturing May 02, 2013			872,716
		Acxiom Corporation	Ba2	BB
	1,818,333	Term Loan, 7.339%, maturing September 15, 2012			1,777,421
		Amadeus IT Group, S.A.	NR	NR
EUR	768,581	Term Loan, 6.567%, maturing July 31, 2013			996,359
EUR	768,581	Term Loan, 6.817%, maturing July 31, 2013			1,000,770
		Audatex	B1	B+
	$3,241,875	Term Loan, 7.375%, maturing May 16, 2014			3,075,729
		Carlson Wagonlit Holdings, B.V.	Ba2	BB-
	2,750,000	Term Loan, 7.610%, maturing August 03, 2012			2,560,938
		IPayment, Inc.	B1	B
	1,466,288	Term Loan, 7.405%, maturing May 10, 2013			1,385,642

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
	Open Text Corporation	Ba3	BB
$1,602,598	Term Loan, 8.008%, maturing October 02, 2013			$1,562,533
	Orbitz	B1	BB-
10,500,000	Term Loan, 8.340%, maturing July 24, 2014			10,237,500
	Reynolds & Reynolds Company	Ba2	BB
10,515,061	Term Loan, 7.360%, maturing October 26, 2012			10,114,174
	Reynolds & Reynolds Company	B3	B
2,125,000	Second Lien Term Loan, 10.860%, maturing October 26, 2013			2,114,375
	Sabre, Inc.	B1	B+
15,708,689	Term Loan, 7.608%, maturing September 30, 2014			14,601,226
	Sitel, LLC	B2	BB-
3,893,842	Term Loan, 7.912%, maturing January 30, 2014			3,757,557
	Sungard Data Systems, Inc.	Ba3	BB
28,392,551	Term Loan, 7.356%, maturing February 28, 2014			27,595,628
	Transaction Network Services, Inc.	B1	BB-
2,431,193	Term Loan, 7.541%, maturing March 28, 2014			2,382,569
	Transfirst Holdings, Inc.	B2	B
875,000	Term Loan, 8.110%, maturing June 15, 2014			855,313
	Travelport, Inc.	Ba3	BB-
1,000,000	Term Loan, 7.753%, maturing August 23, 2013			963,750
289,971	Term Loan, 7.610%, maturing August 23, 2013			278,953
1,445,156	Term Loan, 7.753%, maturing August 23, 2013			1,390,240
	Verifone, Inc.	B1	BB
1,068,750	Term Loan, 7.110%, maturing October 31, 2013			1,031,344
				88,554,737
Diversified / Conglomerate Manufacturing: 4.5%
	Aearo Technologies, Inc.	B1	B
1,600,000	Term Loan, 7.610%, maturing June 01, 2014			1,528,000
	Aearo Technologies, Inc.	Caa1	B-
1,200,000	Term Loan, 10.860%, maturing September 24, 2013			1,143,000
	Axia, Inc.	B2	B
1,477,500	Term Loan, 10.110%, maturing December 21, 2012			1,292,813
	BOC Edwards	B1	BB-
2,250,000	Term Loan, 7.541%, maturing May 31, 2014			2,098,125

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
		Brand Services, Inc.	B1	B
	$2,096,000	Term Loan, 7.642%, maturing February 07, 2014			$2,001,680
		Brand Services, Inc.	Caa1	CCC+
	1,600,000	Second Lien Term Loan, 11.450%, maturing February 07, 2015			1,561,333
		Chart Industries, Inc.	Ba2	BB
	1,333,334	Term Loan, 7.387%, maturing October 17, 2012			1,310,001
		Cinram International, Inc.	B1	BB-
	2,025,790	Term Loan, 7.360%, maturing May 05, 2011			1,904,243
		Dayco Products LLC	Ba3	BB-
	13,249	Term Loan, 7.852%, maturing June 21, 2011			12,918
		Dresser, Inc.	B2	B+
	5,000,000	Term Loan, 8.011%, maturing May 04, 2014			4,831,250
		EPD, Inc.	B1	B+
	3,062,500	Term Loan, 7.858%, maturing July 31, 2014			2,955,313
		Ferretti S.P.A	NR	NR
EUR	600,000	Term Loan, 4.084%, maturing March 31, 2015			785,092
EUR	600,000	Term Loan, 4.084%, maturing March 31, 2016			789,763
		Generac Power Systems, Inc.	B1	B
	$4,455,000	Term Loan, 7.860%, maturing November 09, 2013			3,990,406
		Gentek Holding Corporation	Ba3	BB-
	389,242	Term Loan, 7.610%, maturing February 28, 2011			380,484
	2,171,322	Term Loan, 7.383%, maturing February 28, 2011			2,122,467
		Goodman Global Holdings, Inc.	Ba2	BB
	1,468,571	Term Loan, 7.188%, maturing December 23, 2011			1,431,857
		Itron, Inc.	Ba3	B+
	798,000	Term Loan, 7.360%, maturing April 18, 2014			784,035
		Mueller Group, Inc.	Ba3	BB+
	3,776,227	Term Loan, 7.187%, maturing May 24, 2014			3,684,181
		Norcross Safety Products, LLC	Ba1	BB
	966,056	Term Loan, 7.330%, maturing June 30, 2012			946,735
		Rexnord Corporation	Ba2	BB-
	968,485	Term Loan, 7.642%, maturing July 19, 2013			940,641
	2,219,262	Term Loan, 7.860%, maturing July 19, 2013			2,155,459
		Sensata Technologies	Ba3	BB
	4,158,000	Term Loan, 7.110%, maturing April 27, 2013			3,981,285
		Sensus Metering Systems, Inc.	Ba3	B+
	140,652	Term Loan, 7.374%, maturing December 17, 2010			137,839
	1,495,652	Term Loan, 7.405%, maturing December 17, 2010			1,465,739

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
		Springs Window Fashions, LLC	B1	B+
	$500,000	Term Loan, 8.125%, maturing December 31, 2012			$478,750
	941,746	Term Loan, 8.125%, maturing December 31, 2012			901,722
		Textron Fastening Systems	B2	B+
	496,250	Term Loan, 8.860%, maturing August 11, 2013			483,844
					46,098,975
Diversified / Conglomerate Service: 4.1%
		Affinion Group	Ba2	BB
	4,087,961	Term Loan, 8.000%, maturing October 17, 2012			3,968,727
		AlixPartners, LLP	B1	BB-
	2,661,625	Term Loan, 7.610%, maturing October 12, 2013			2,621,701
		Brickman Group	Ba3	BB-
	1,995,000	Term Loan, 7.340%, maturing January 23, 2014			1,900,238
		Brock Holdings, Inc.	B1	B
	1,496,250	Term Loan, 7.360%, maturing February 26, 2014			1,440,141
		CCC Information Services Group, Inc.	B1	B
	864,074	Term Loan, 7.860%, maturing February 10, 2013			838,152
		Coach America Holdings, Inc.	B1	B+
	211,864	Term Loan, 5.260%, maturing April 20, 2014			203,919
	824,206	Term Loan, 6.554%, maturing April 20, 2014			793,298
		Fleetcor Technologies Operating Company, LLC	Ba3	B+
	581,875	Term Loan, 7.586%, maturing April 30, 2013			561,509
		Intergraph Corporation	B1	B+
	1,939,018	Term Loan, 7.453%, maturing May 29, 2014			1,868,728
		ISS Global A/S	NR	NR
EUR	877,193	Term Loan, 6.157%, maturing December 31, 2013			1,144,807
EUR	122,807	Term Loan, 6.157%, maturing December 31, 2013			160,273
		ISTA International GmbH	NR	NR
EUR	1,668,522	Term Loan, 6.344%, maturing June 30, 2015			2,100,017
EUR	331,478	Term Loan, 6.344%, maturing June 30, 2015			417,201
		Mitchell International, Inc.	Ba3	B+
	$448,875	Term Loan, 7.375%, maturing March 28, 2014			434,848
		Mitchell International, Inc.	Caa1	CCC+
	250,000	Second Lien Term Loan, 10.625%, maturing March 28, 2015			240,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
	Ohmstede	B1	B
$2,000,000	Term Loan, 7.875%, maturing August 09, 2013			$1,985,000
	Valley National Gases, Inc.	Ba3	BB-
1,975,758	Term Loan, 7.640%, maturing February 28, 2014			1,837,455
	Valley National Gases, Inc.	B3	CCC+
250,000	Second Lien Term Loan, 11.360%, maturing August 28, 2014			246,250
	Valleycrest Companies, LLC	B1	B+
1,991,883	Term Loan, 7.360%, maturing October 4, 2013			1,942,086
	Vertafore, Inc.	B1	B+
3,092,250	Term Loan, 8.005%, maturing January 31, 2012			2,984,021
	West Corporation	B1	BB-
14,454,485	Term Loan, 7.825%, maturing October 24, 2013			14,038,918
				41,727,289
Diversified Natural Resources, Precious Metals & Minerals: 3.3%
	Georgia Pacific Corporation	Ba2	BB+
34,869,011	Term Loan, 7.125%, maturing December 20, 2012			33,480,945
				33,480,945
Ecological: 1.2%
	Allied Waste North America, Inc.	Ba3	BBB-
3,686,346	Term Loan, 6.783%, maturing January 15, 2012			3,593,111
2,291,271	Term Loan, 6.820%, maturing January 15, 2012			2,233,320
	IESI Corporation	B1	BB+
1,800,000	Term Loan, 7.258%, maturing January 21, 2012			1,770,750
	Synagro Technologies, Inc.	Ba3	BB-
900,000	Term Loan, 7.500%, maturing April 02, 2014			875,250
	Synagro Technologies, Inc.	Caa1	B-
485,000	Second Lien Term Loan, 10.250%, maturing October 02, 2014			468,025
	Wastequip, Inc.	Ba3	BB-
2,082,215	Term Loan, 7.161%, maturing February 05, 2013			1,998,926
1,165,298	Term Loan, 7.610%, maturing February 05, 2013			1,118,686
				12,058,068
Electronics: 1.6%
	Audio Visual Services Corporation	Ba3	B+
1,000,000	Term Loan, 7.610%, maturing February 28, 2014			950,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Electronics: (continued)
		Decision One	NR	NR
	$1,641,232	New Term Loan, 12.000%, maturing April 15, 2010			$1,477,109
		Euronet Worldwide, Inc.	Ba2	BB
	873,684	Term Loan, 7.380%, maturing April 14, 2014			849,658
		Freescale Semiconductor, Inc.	Baa3	BB+
	2,111,111	Term Loan, 7.110%, maturing December 01, 2013			1,981,326
		Infor Global Solutions	B1	B+
EUR	746,250	Term Loan, 7.164%, maturing July 28, 2012			973,553
	$500,000	Term Loan, 8.110%, maturing July 28, 2012			476,250
	106,606	Term Loan, 9.110%, maturing July 28, 2012			101,542
	204,328	Term Loan, 9.110%, maturing July 28, 2012			194,622
		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Second Lien Term Loan, 10.414%, maturing March 02, 2014			652,297
		Kronos Incorporated	Ba3	B+
	$2,500,000	Term Loan, 7.610%, maturing June 11, 2014			2,318,750
		NXP B.V.	Ba2	BB
	1,750,000	Floating Rate Note, 8.110%, maturing October 15, 2013			1,585,938
EUR	1,500,000	Floating Rate Note, 6.959%, maturing October 15, 2013			1,808,719
		ON Semiconductor	Ba1	BB
	$1,995,000	Term Loan, 7.110%, maturing September 03, 2013			1,915,200
		SI International, Inc.	Ba3	B+
	938,480	Term Loan, 8.018%, maturing February 09, 2011			924,403
					16,209,367
Finance: 2.0%
		LPL Holdings, Inc.	B1	B
	7,487,500	Term Loan, 7.360%, maturing June 28, 2013			7,188,000
		Nasdaq Stock Market, Inc.	Ba3	BBB-
	3,996,455	Term Loan, 7.315%, maturing April 18, 2012			3,955,659
	2,316,652	Term Loan, 7.315%, maturing April 18, 2012			2,293,004
		Rent-A-Center, Inc.	Ba2	BB+
	2,496,642	Term Loan, 7.155%, maturing June 30, 2012			2,413,422
		Riskmetrics	Ba3	BB-
	1,396,500	Term Loan, 7.610%, maturing January 11, 2014			1,365,079
		TD Ameritrade Holding Corporation	Ba1	BB
	3,834,062	Term Loan, 7.070%, maturing December 31, 2012			3,744,441
					20,959,605

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: 6.2%
		Casema Bidco	NR	NR
EUR	284,889	Term Loan, 6.605%, maturing November 14, 2014			$378,019
EUR	583,333	Term Loan, 6.605%, maturing November 14, 2014			774,024
EUR	548,444	Term Loan, 6.605%, maturing November 14, 2014			727,729
EUR	583,333	Term Loan, 7.105%, maturing November 14, 2015			777,998
EUR	833,333	Term Loan, 7.105%, maturing November 14, 2015			1,111,425
		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 8.488%, maturing April 30, 2015			1,246,998
SEK	8,000,000	Term Loan, 8.738%, maturing April 30, 2015			1,156,874
		Levana Holding 4 GmbH	NR	NR
EUR	935,189	Term Loan, 6.119%, maturing June 30, 2015			1,155,935
EUR	935,189	Term Loan, 6.335%, maturing June 30, 2016			1,165,491
		Numericable	NR	NR
EUR	765,871	Term Loan, 6.780%, maturing July 30, 2014			996,067
EUR	1,984,549	Term Loan, 6.780%, maturing July 30, 2014			2,581,040
EUR	1,249,580	Term Loan, 6.780%, maturing July 30, 2014			1,625,163
EUR	694,875	Term Loan, 7.030%, maturing July 30, 2014			910,435
EUR	1,305,125	Term Loan, 7.030%, maturing July 30, 2014			1,709,993
		ProSiebenSat.1 Media AG	NR	NR
EUR	122,161	Term Loan, 6.551%, maturing May 09, 2015			152,244
EUR	2,715,121	Term Loan, 6.551%, maturing May 09, 2015			3,446,179
		TDF SA	NR	NR
EUR	1,000,000	Term Loan, 6.373%, maturing January 31, 2015			1,298,021
EUR	1,000,000	Term Loan, 6.625%, maturing January 31, 2016			1,303,699
		UPC Financing Partnership	Ba3	B
EUR	3,722,638	Term Loan, 6.302%, maturing December 31, 2014			4,805,809
EUR	4,535,928	Term Loan, 6.302%, maturing December 31, 2014			5,860,889
EUR	4,143,333	Term Loan, 6.302%, maturing December 31, 2014			5,332,785
	$5,000,000	Term Loan, 7.130%, maturing December 31, 2014			4,691,665
		Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	994,382	Term Loan, 8.286%, maturing December 31, 2012			1,933,918
GBP	505,618	Term Loan, 8.286%, maturing December 31, 2012			983,348
GBP	4,715,588	Term Loan, 8.283%, maturing September 03, 2012			9,171,083

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
GBP	4,034,412		Term Loan, 8.283%, maturing September 03, 2012			$7,846,302
						63,143,133
Gaming: 4.4%
			Cannery Casino Resorts, LLC	B2	BB
	$118,110		Term Loan, 2.720%, maturing May 18, 2013			111,909
	1,653,543		Term Loan, 7.760%, maturing May 18, 2013			1,566,732
			CCM Merger, Inc.	Ba3	BB-
	3,401,396		Term Loan, 7.388%, maturing July 13, 2012			3,307,857
			Fontainebleau Las Vegas, LLC	B1	B+
	1,933,333		Term Loan, 8.610%, maturing June 06, 2014			1,822,973
			Golden Nugget, Inc.	B1	BB-
	954,545		Term Loan, 7.552%, maturing June 30, 2014			909,205
			Green Valley Ranch Gaming, LLC	B1	BB-
	1,441,705		Term Loan, 7.542%, maturing February 16, 2014			1,376,828
			Green Valley Ranch Gaming, LLC	Caa1	CCC+
	750,000		Second Lien Term Loan, 8.791%, maturing August 16, 2014			712,500
			Greenwood Racing, Inc.	B2	BB-
	1,492,500		Term Loan, 7.800%, maturing November 28, 2011			1,436,531
			Isle Of Capri Casinos, Inc.	Ba3	BB+
	1,058,824		Term Loan, 7.250%, maturing November 25, 2013			1,016,471
	2,647,059		Term Loan, 7.255%, maturing November 25, 2013			2,541,176
			Las Vegas Sands, LLC	Ba3	BB
	6,400,000		Term Loan, 7.110%, maturing May 23, 2014			6,104,800
			New World Gaming Partners, Ltd.	Ba3	BB-
	3,541,667	(5)	Term Loan, maturing June 6, 2014			3,417,708
			Penn National Gaming, Inc.	Ba2	BBB-
	7,126,744		Term Loan, 7.110%, maturing October 03, 2012			7,043,596
			Riviera Holdings Corporation	B2	BB-
	500,000		Term Loan, 7.360%, maturing June 08, 2014			487,500
			Seminole Tribe Of Florida	Ba1	BBB-
	349,798		Term Loan, 5.410%, maturing March 05, 2014			341,490
	1,574,089		Term Loan, 6.875%, maturing March 05, 2014			1,536,704
	1,559,514		Term Loan, 6.875%, maturing March 05, 2014			1,522,476
			Tropicana Entertainment-Landco	B2	BB-
	2,250,000		Term Loan, 7.610%, maturing July 03, 2008			2,210,625
			Trump Entertainment Resorts Holdings, L.P.	Ba3	BB-
	1,715,000		Term Loan, 7.847%, maturing May 20, 2012			1,687,131
	1,715,000		Term Loan, 7.900%, maturing May 20, 2012			1,687,131

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
		VML US Finance, LLC	B1	BB-
$1,600,000		Term Loan, 7.741%, maturing May 26, 2012			$1,554,571
1,200,000		Term Loan, 7.610%, maturing May 25, 2013			1,165,928
2,000,000		Term Loan, 7.610%, maturing May 26, 2013			1,943,214
					45,505,056
Grocery: 0.3%
		Roundys Supermarkets, Inc.	Ba3	B+
2,935,250		Term Loan, 8.110%, maturing November 03, 2011			2,902,228
					2,902,228
Healthcare, Education and Childcare: 21.3%
		Accellent, Inc.	B1	BB-
1,970,000		Term Loan, 8.010%, maturing November 22, 2012			1,876,425
		Advanced Medical Optics, Inc.	Ba1	BB-
997,500		Term Loan, 7.115%, maturing April 02, 2014			940,767
		AGA Medical Corporation	B1	BB-
1,632,209		Term Loan, 7.360%, maturing April 28, 2013			1,591,404
		Amn Healthcare, Inc.	Ba2	BB-
711,742		Term Loan, 7.110%, maturing November 02, 2011			691,279
		Biomet Inc.	B1	BB-
18,500,000	(5)	Term Loan, maturing January 15, 2015			17,806,250
		Capella Healthcare, Inc.	B1	B+
3,608,007		Term Loan, 7.860%, maturing November 30, 2012			3,454,667
		Catalent Pharma Solutions	Ba3	B+
6,577,778		Term Loan, 7.610%, maturing April 10, 2014			6,062,521
		CHG Medical Staffing, Inc.	Ba3	B+
400,000		Term Loan, 7.860%, maturing June 20, 2012			384,000
1,592,000		Term Loan, 7.855%, maturing December 20, 2012			1,528,320
		CHS/Community Health Systems, Inc.	Ba3	BB
46,906,419		Term Loan, 7.756%, maturing July 25, 2014			45,235,378
		Concentra Operating Corporation	Ba2	B+
2,000,000		Term Loan, 7.610%, maturing June 25, 2014			1,870,000
		CRC Health Corporation	Ba3	BB-
1,460,673		Term Loan, 7.610%, maturing February 06, 2013			1,425,982
1,481,306		Term Loan, 7.610%, maturing February 06, 2013			1,446,125
		Davita, Inc.	Ba1	BB+
9,999,946		Term Loan, 6.877%, maturing October 05, 2012			9,729,947
		Education Management Corporation	B2	B+
8,440,586		Term Loan, 7.125%, maturing June 01, 2013			8,054,311

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Emdeon Business Services, LLC	B1	BB-
	$2,437,831	Term Loan, 7.610%, maturing November 16, 2013			$2,340,318
		EMSC, L.P.	Ba2	B+
	3,218,852	Term Loan, 7.355%, maturing February 10, 2012			3,142,404
		Gambro	NR	NR
SEK	2,479,288	Term Loan, 6.110%, maturing June 05, 2014			347,386
SEK	2,520,712	Term Loan, 6.110%, maturing June 05, 2014			353,190
	750,000	Term Loan, 7.870%, maturing June 05, 2014			724,875
SEK	2,479,288	Term Loan, 6.610%, maturing June 05, 2015			348,823
SEK	2,520,712	Term Loan, 6.610%, maturing June 05, 2015			354,652
	750,000	Term Loan, 8.370%, maturing June 05, 2015			727,875
		Gentiva Health Services, Inc.	Ba3	BB-
	$2,594,595	Term Loan, 7.346%, maturing March 31, 2013			2,536,216
		Golden Gate National Senior Care Holdings, LLC	Ba3	BB-
	1,095,857	Term Loan, 8.258%, maturing March 14, 2011			1,062,981
		Harlan Sprague Dawley, Inc.	B2	BB-
	2,583,333	Term Loan, 7.860%, maturing July 11, 2014			2,480,000
		Harrington Holdings, Inc.	B1	BB-
	2,460,500	Term Loan, 7.360%, maturing December 31, 2013			2,362,080
		HCA, Inc.	Ba3	BB
	28,915,000	Term Loan, 7.610%, maturing November 17, 2013			27,936,863
		Health Management Associates, Inc.	Ba2	BB-
	6,982,500	Term Loan, 7.110%, maturing February 28, 2014			6,588,645
		Healthsouth Corporation	B2	BB-
	1,485,276	Term Loan, 7.860%, maturing March 10, 2013			1,434,405
		Iasis Healthcare, LLC	Ba2	B+
	758,824	Term Loan, 5.573%, maturing March 15, 2014			713,769
	2,993,610	Term Loan, 7.360%, maturing March 15, 2014			2,815,865
	273,450	Term Loan, 7.619%, maturing March 15, 2014			257,214
		IM US Holdings, LLC	B1	BB
	5,000,000	Term Loan, 7.340%, maturing June 26, 2014			4,806,250
		IM US Holdings, LLC	Caa1	B-
	750,000	Second Lien Term Loan, 9.590%, maturing June 26, 2015			742,500
		inVentiv Health, Inc.	Ba3	BB-
	942,857	Term Loan, 7.110%, maturing July 15, 2014			905,143
		Lifepoint Hospitals, Inc.	Ba2	BB
	1,821,524	Term Loan, 6.985%, maturing April 15, 2012			1,765,551
		Multiplan, Inc.	B1	B+
	1,381,647	Term Loan, 8.065%, maturing April 12, 2013			1,339,334

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		National Mentor, Inc.	B1	B+
	$76,667	Term Loan, 7.320%, maturing June 29, 2013			$72,067
	1,244,100	Term Loan, 7.432%, maturing June 29, 2013			1,169,454
		Nycomed	NR	NR
EUR	1,418,795	Term Loan, 6.664%, maturing December 10, 2014			1,829,445
EUR	394,286	Term Loan, 6.664%, maturing December 10, 2014			508,406
EUR	55,762	Term Loan, 6.664%, maturing December 10, 2014			71,902
EUR	543,619	Term Loan, 6.664%, maturing December 10, 2014			700,962
EUR	87,538	Term Loan, 6.664%, maturing December 10, 2014			112,874
EUR	543,619	Term Loan, 7.164%, maturing December 10, 2014			700,962
EUR	1,418,795	Term Loan, 7.164%, maturing December 10, 2014			1,829,445
EUR	87,538	Term Loan, 7.164%, maturing December 10, 2014			112,874
EUR	55,762	Term Loan, 7.164%, maturing December 10, 2014			71,902
EUR	394,286	Term Loan, 7.164%, maturing December 10, 2014			508,406
		Orthofix International	Ba3	BB+
	$1,875,909	Term Loan, 7.110%, maturing September 22, 2013			1,814,942
		Quintiles Transnational Corporation	B1	BB
	5,016,875	Term Loan, 7.360%, maturing March 31, 2013			4,791,116
		ReAble Therapeutics Finance, LLC	Ba3	B+
	1,736,875	Term Loan, 7.837%, maturing November 03, 2013			1,702,138
		Renal Advantage, Inc.	NR	B+
	3,589,234	Term Loan, 7.860%, maturing October 06, 2012			3,450,151
		Rural/Metro Operating Company, LLC	Ba2	BB-
	519,127	Revolver, 5.190%, maturing March 04, 2011			497,064
	1,094,117	Term Loan, 7.747%, maturing March 04, 2011			1,047,617
		Select Medical Corporation	Ba2	BB-
	2,443,750	Term Loan, 7.363%, maturing February 24, 2012			2,325,636
		Sterigenics International, Inc.	B2	BB-
	1,985,000	Term Loan, 7.610%, maturing November 21, 2013			1,915,525
		Stiefel Laboratories, Inc.	Ba3	BB-
	1,185,855	Term Loan, 7.610%, maturing December 28, 2013			1,151,761
	1,550,395	Term Loan, 7.610%, maturing December 28, 2013			1,505,821

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Sun Healthcare Group, Inc.	Ba2	B+
	$108,621	Term Loan, 4.702%, maturing April 12, 2014			$105,362
	217,241	Term Loan, 7.360%, maturing April 12, 2014			210,724
	851,740	Term Loan, 7.367%, maturing April 12, 2014			826,188
		Surgical Care Affiliates, LLC	Ba3	B
	3,000,000	Term Loan, 7.815%, maturing December 29, 2014			2,730,000
		Team Health, Inc.	B1	BB-
	2,052,779	Term Loan, 7.348%, maturing November 23, 2012			1,939,876
		United Surgical Partners International, Inc.	Ba3	B
	204,839	Term Loan, 5.156%, maturing April 19, 2014			192,292
	1,673,226	Term Loan, 7.381%, maturing April 19, 2014			1,570,741
		Vanguard Health Holdings Company II, LLC	Ba3	B+
	7,862,652	Term Loan, 7.610%, maturing September 23, 2011			7,557,974
		Viant Holdings, Inc.	Ba3	B+
	750,000	Term Loan, 7.610%, maturing June 25, 2014			705,000
		VWR International Inc.	B1	B+
EUR	2,500,000	Term Loan, 6.664%, maturing June 29, 2014			3,270,000
	$3,500,000	Term Loan, 7.860%, maturing June 29, 2014			3,259,375
					218,441,717
Home & Office Furnishings: 1.9%
		Buhrmann US, Inc.	Ba2	BB+
	3,865,450	Term Loan, 7.344%, maturing December 23, 2010			3,773,646
		Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	Term Loan, 6.539%, maturing May 14, 2015			1,661,611
EUR	1,250,000	Term Loan, 7.039%, maturing May 14, 2016			1,670,127
		Hilding Anders	NR	NR
SEK	18,071,429	Term Loan, 5.960%, maturing December 15, 2014			2,567,448
EUR	328,571	Term Loan, 6.414%, maturing December 15, 2014			436,151
		National Bedding Company	B1	BB-
	$2,205,169	Term Loan, 7.431%, maturing August 31, 2011			2,087,561
		Simmons Company	Ba2	B+
	7,166,516	Term Loan, 7.405%, maturing December 19, 2011			6,987,353
					19,183,897
Insurance: 1.8%
		AmWINS Group, Inc.	B2	B-
	2,000,000	Second Lien Term Loan, 7.951%, maturing June 4, 2013			1,840,000
		Applied Systems, Inc.	B1	B-
	1,985,000	Term Loan, 7.860%, maturing September 26, 2013			1,945,300

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Insurance: (continued)
	Conseco, Inc.	NR	NR
$6,208,750	Term Loan, 7.320%, maturing October 10, 2013			$5,840,105
	Crawford & Company	B1	BB-
2,916,101	Term Loan, 7.610%, maturing October 30, 2013			2,865,069
	Hub International Ltd.	B2	B
115,033	Term Loan, 3.460%, maturing June 13, 2014			110,791
1,633,987	Term Loan, 7.860%, maturing June 13, 2014			1,573,734
	Swett & Crawford	B2	B
2,593,500	Term Loan, 7.610%, maturing April 03, 2014			2,424,923
	USI Holdings Corporation	B2	B-
1,800,000	Term Loan, 8.110%, maturing May 05, 2014			1,701,000
				18,300,922
Leisure, Amusement, Entertainment: 8.5%
	24 Hour Fitness Worldwide, Inc.	NR	B+
3,209,375	Term Loan, 7.870%, maturing June 08, 2012			3,169,258
	Alpha D2 Limited	NR	NR
1,714,286	Term Loan, 8.125%, maturing December 31, 2013			1,639,286
1,285,714	Term Loan, 8.125%, maturing December 31, 2013			1,229,464
	AMF Bowling Worldwide, Inc.	B1	B+
3,125,000	Term Loan, 7.850%, maturing June 10, 2013			3,000,000
	Cedar Fair, L.P.	Ba3	BB
7,917,519	Term Loan, 7.565%, maturing August 30, 2012			7,711,885
	Cinemark USA, Inc.	Ba3	B
3,688,682	Term Loan, 7.233%, maturing October 05, 2013			3,541,135
	HIT Entertainment, Inc.	Ba3	B+
2,598,374	Term Loan, 7.340%, maturing March 20, 2012			2,442,472
	Kerasotes Showplace Theater, LLC	B1	B-
150,000	Revolver, 1.541%, maturing October 31, 2010			141,750
746,250	Term Loan, 7.875%, maturing October 31, 2011			740,653
	London Arena & Waterfront Finance, LLC	Ba3	B
790,000	Term Loan, 7.860%, maturing March 08, 2012			774,200
	Metro-Goldwyn-Mayer, Inc.	Ba3	B+
7,873,125	Term Loan, 8.610%, maturing April 08, 2012			7,468,730
33,081,250	Term Loan, 8.610%, maturing April 08, 2012			31,382,065
	NEP II, Inc.	B1	B
4,486,249	Term Loan, 7.610%, maturing February 16, 2014			4,306,799

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Leisure, Amusement, Entertainment: (continued)
		Universal City Development Partners	Ba1	BB
	$4,627,273	Term Loan, 7.419%, maturing June 09, 2011			$4,511,591
		Warner Music Group	Ba2	BB-
	15,022,357	Term Loan, 7.484%, maturing February 28, 2011			14,738,345
					86,797,633
Lodging: 1.6%
		Hotel Del Coronado	NR	NR
	16,400,000	Term Loan, 7.362%, maturing January 09, 2008			16,400,000
					16,400,000
Machinery: 1.7%
		Alliance Laundry Systems, LLC	Ba3	BB-
	2,867,021	Term Loan, 7.609%, maturing January 27, 2012			2,824,016
		Enersys Capital, Inc.	Ba2	BB
	4,148,858	Term Loan, 7.121%, maturing March 17, 2011			4,050,323
		Kion Group	NR	NR
EUR	1,250,000	Term Loan, 6.308%, maturing February 28, 2015			1,640,109
EUR	1,250,000	Term Loan, 6.558%, maturing February 28, 2016			1,649,476
		LN Acquisition Corporation	B1	BB-
	$363,636	Term Loan, 8.050%, maturing July 11, 2014			358,182
	136,364	Term Loan, 8.583%, maturing July 11, 2014			134,318
		Maxim Crane Works, L.P.	B1	BB-
	2,500,000	Term Loan, 7.360%, maturing July 31, 2014			2,325,000
		United Rentals, Inc.	Ba1	BB-
	4,528,782	Term Loan, 7.320%, maturing February 14, 2011			4,484,912
					17,466,336
Mining, Steel, Iron & Nonprecious Metals: 1.1%
		Alpha Natural Resources	B1	BB
	656,667	Term Loan, 7.110%, maturing October 26, 2012			647,637
		Continental Alloys & Services, Inc.	B2	B
	500,000	Term Loan, 7.860%, maturing June 15, 2012			492,500
		Noranda Aluminum Acquisition Corporation	Ba2	BB-
	743,750	Term Loan, 7.510%, maturing May 18, 2014			724,691
		Novelis	Ba2	BB
	1,250,000	Term Loan, 7.360%, maturing July 06, 2014			1,215,625
	2,750,000	Term Loan, 7.360%, maturing July 06, 2014			2,674,375
		Oglebay Norton Company	B1	BB-
	1,526,614	Term Loan, 7.610%, maturing July 31, 2011			1,496,082
		Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
	2,751,493	Term Loan, 7.366%, maturing May 08, 2014			2,549,718
	241,611	Term Loan, 7.508%, maturing May 08, 2014			223,893

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Mining, Steel, Iron & Nonprecious Metals: (continued)
	Tube City IMS Corporation	Ba3	BB
$162,162	Term Loan, 7.610%, maturing January 25, 2013			$155,676
1,334,493	Term Loan, 7.610%, maturing January 25, 2013			1,281,114
				11,461,311
North American Cable: 18.9%
	Atlantic Broadband	B1	B
1,980,041	Term Loan, 7.610%, maturing August 10, 2012			1,941,678
	Bragg Communications, Inc.	NR	NR
2,431,250	Term Loan, 7.110%, maturing August 31, 2011			2,431,250
	Bresnan Communications, LLC	B2	BB-
2,750,000	Term Loan, 7.360%, maturing September 29, 2013			2,660,625
2,246,939	Term Loan, 7.360%, maturing April 30, 2014			2,173,913
	Cequel Communications, LLC	B1	BB-
34,424,882	Term Loan, 7.379%, maturing November 05, 2013			32,622,361
	Cequel Communications, LLC	Caa1	B-
525,000	Second Lien Term Loan, 9.856%, maturing May 05, 2014			511,219
	Charter Communications Operating, LLC	B1	B+
4,911,765	Term Loan, 7.360%, maturing March 06, 2014			4,661,790
53,702,819	Term Loan, 7.360%, maturing March 06, 2014			50,969,694
	CSC Holdings, Inc.	Ba2	BB
31,447,412	Term Loan, 7.070%, maturing March 29, 2013			30,252,693
	Insight Midwest Holdings, LLC	Ba3	BB-
16,300,000	Term Loan, 7.360%, maturing April 06, 2014			15,925,605
	Knology, Inc.	B2	B
2,000,000	Term Loan, 7.610%, maturing June 30, 2012			1,940,000
	Mediacom Broadband, LLC	Ba3	BB
10,835,550	Term Loan, 7.320%, maturing January 31, 2015			10,251,200
	Nextmedia Operating, Inc.	B1	B+
755,982	Term Loan, 7.330%, maturing November 15, 2012			716,293
1,700,960	Term Loan, 7.569%, maturing November 15, 2012			1,611,660
	Quebecor Media, Inc.	B1	B
2,955,000	Term Loan, 7.360%, maturing January 17, 2013			2,873,738
	San Juan Cable, LLC	B1	BB
1,725,616	Term Loan, 7.360%, maturing October 31, 2012			1,662,524

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
	Univision Communications, Inc.	B3	CCC+
$2,250,000	Second Lien Term Loan, 8.008%, maturing March 29, 2009			$2,211,750
	Univision Communications, Inc.	Ba3	B+
22,573,307	Term Loan, 7.610%, maturing September 29, 2014			20,946,155
	US Cable of Coastal-Texas, L.P.	B2	B-
1,745,625	Term Loan, 8.186%, maturing April 19, 2014			1,719,441
	Wideopenwest Finance, LLC	B2	B-
5,833,333	Term Loan, 7.932%, maturing June 22, 2014			5,444,443
				193,528,032
Oil & Gas: 9.1%
	Alon USA	B1	BB
1,760,000	Term Loan, 7.612%, maturing June 22, 2013			1,689,600
220,000	Term Loan, 7.761%, maturing June 22, 2013			211,200
	Atlas Pipeline Partners, L.P.	NR	BB-
5,000,000	Term Loan, 8.144%, maturing July 27, 2014			4,912,500
	Coffeyville Resources, LLC	Caa1	B-
1,067,105	Term Loan, 8.260%, maturing December 29, 2010			1,032,091
2,009,618	Term Loan, 8.610%, maturing December 28, 2013			1,943,678
	CR Gas Storage	Ba3	BB-
520,384	Term Loan, 7.280%, maturing May 13, 2011			508,241
476,767	Term Loan, 7.110%, maturing May 12, 2013			465,642
2,884,715	Term Loan, 7.110%, maturing May 12, 2013			2,817,406
322,137	Term Loan, 7.325%, maturing May 12, 2013			314,621
	El Paso Corporation	Ba1	BB
6,250,000	Term Loan, 7.420%, maturing August 01, 2011			6,152,344
	Energy Transfer Company, L.P.	Ba2	NR
10,000,000	Term Loan, 7.106%, maturing February 08, 2012			9,739,580
	Helix Energy Solutions Group, Inc.	B1	BB+
5,147,689	Term Loan, 7.411%, maturing July 01, 2013			4,998,086
	Hercules Offshore, LLC	Ba3	BB
2,500,000	Term Loan, 7.110%, maturing July 11, 2013			2,450,000
	IFM Holdco	Ba3	BBB
498,750	Term Loan, 7.510%, maturing February 27, 2012			491,269
	Key Energy	NR	NR
4,432,500	Term Loan, 7.933%, maturing June 30, 2012			4,354,931
	Kinder Morgan, Inc.	Ba2	BB-
3,684,848	Term Loan, 7.071%, maturing May 30, 2014			3,514,424
	McJunkin Corporation	B2	B+
3,731,250	Term Loan, 7.815%, maturing January 31, 2013			3,647,297

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Oil & Gas: 9.1% (continued)
		MEG Energy	Ba3	BB
	$2,765,000	Term Loan, 7.360%, maturing April 03, 2013			$2,691,266
		Pine Prairie Energy Center	B1	B+
	498,750	Term Loan, 7.860%, maturing December 31, 2013			491,269
		Semcrude, L.P.	Ba2	NR
	6,725,000	Term Loan, 7.110%, maturing May 15, 2014			6,598,906
		SG Resources Mississippi, LLC	B1	BB-
	2,500,000	Term Loan, 7.205%, maturing March 31, 2014			2,459,375
		Targa Resources, Inc.	Ba3	B+
	1,972,542	Term Loan, 7.360%, maturing October 31, 2012			1,916,654
	11,622,179	Term Loan, 7.537%, maturing October 31, 2012			11,292,887
		Venoco, Inc.	Caa1	B
	3,000,000	Second Lien Term Loan, 9.360%, maturing September 20, 2011			2,966,250
		Volnay Acquisition Co. I	Ba2	BB-
	2,148,000	Term Loan, 7.360%, maturing January 12, 2014			2,056,710
		Vulcan Energy Corporation	Ba2	BB
	4,340,471	Term Loan, 6.945%, maturing August 12, 2011			4,231,960
		Western Refining, Inc.	B1	BB+
	10,270,000	Term Loan, 7.070%, maturing May 30, 2014			9,798,227
					93,746,414
Other Broadcasting and Entertainment: 2.5%
		Deluxe Entertainment Services Group, Inc.	B1	B
	118,110	Term Loan, 5.260%, maturing May 11, 2013			113,386
	236,220	Term Loan, 7.610%, maturing May 11, 2013			226,772
	2,645,669	Term Loan, 7.610%, maturing May 11, 2013			2,539,843
		DirecTV Holdings, LLC	Baa3	BBB-
	3,821,514	Term Loan, 7.000%, maturing April 13, 2013			3,766,282
		VNU	Ba3	B+
	19,937,525	Term Loan, 7.360%, maturing August 09, 2013			19,239,712
					25,885,995
Other Telecommunications: 4.9%
		Asurion Corporation	B2	B-
	15,250,000	Term Loan, 8.360%, maturing July 03, 2014			14,373,125
		BCM Ireland Holdings, Ltd.	Ba3	BB
EUR	2,083,333	Term Loan, 5.903%, maturing September 30, 2014			2,697,503
EUR	2,083,333	Term Loan, 6.153%, maturing September 30, 2015			2,725,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Other Telecommunications: (continued)
	Cavalier Telephone	B2	B-
$3,482,500	Term Loan, 10.110%, maturing December 31, 2012			$3,430,263
	Consolidated Communications	Ba3	BB
2,452,170	Term Loan, 7.110%, maturing October 14, 2011			2,396,996
	Fairpoint Communications, Inc.	B1	BB-
2,000,000	Term Loan, 7.125%, maturing February 08, 2012			1,947,500
	Gabriel Communications	B2	CCC+
500,000	Term Loan, 8.620%, maturing May 31, 2014			485,625
	Hargray Communications Group, Inc.	B1	B
500,000	Term Loan, 7.596%, maturing June 29, 2014			490,000
	Hawaiian Telcom Communications, Inc.	Ba3	B-
5,000,000	Term Loan, 7.610%, maturing June 01, 2014			4,762,500
	Iowa Telecommunications Services, Inc.	Ba3	BB-
3,500,000	Term Loan, 7.110%, maturing November 23, 2011			3,403,750
	Kentucky Data Link, Inc.	B1	B
3,986,316	Term Loan, 7.815%, maturing February 26, 2014			3,856,760
	One Communications	B1	B-
3,000,000	Term Loan, 8.875%, maturing June 30, 2012			2,910,000
	PAETEC Holding Corporation	Ba3	B-
645,914	Term Loan, 8.065%, maturing February 28, 2013			637,571
	Time Warner Telecom Holdings, Inc.	Ba2	B
3,203,900	Term Loan, 7.360%, maturing January 07, 2013			3,135,817
	U.S. Telepacific Corporation	B1	CCC+
992,502	Term Loan, 9.444%, maturing August 04, 2011			998,705
	Windstream Corporation	Baa3	BBB-
2,053,571	Term Loan, 6.860%, maturing July 17, 2013			2,004,286
				50,255,401
Personal & Nondurable Consumer Products: 4.8%
	Advantage Sales And Marketing	B2	B-
3,049,754	Term Loan, 7.459%, maturing March 29, 2013			2,916,327
	Chattem, Inc.	NR	BB-
487,500	Term Loan, 7.110%, maturing January 02, 2013			478,969
	Fender Musical Instruments Corporation	B2	B+
2,333,333	Term Loan, 7.650%, maturing June 09, 2014			2,193,333
	Gibson Guitar Corporation	Ba3	B
497,500	Term Loan, 7.860%, maturing December 29, 2013			490,038

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Personal & Nondurable Consumer Products: (continued)
		Huish Detergents, Inc.	B1	B+
$2,700,000		Term Loan, 7.510%, maturing April 26, 2014			$2,504,250
		Information Resources, Inc.	Ba2	B+
500,000		Term Loan, 7.225%, maturing May 16, 2014			481,875
		Jarden Corporation	Ba3	BB-
8,238,528		Term Loan, 7.110%, maturing January 24, 2012			7,938,407
1,190,355		Term Loan, 7.110%, maturing January 24, 2012			1,146,992
1,000,000		Term Loan, 7.843%, maturing January 24, 2012			983,125
		KIK Custom Products, Inc.	B1	B
426,829		Term Loan, 7.610%, maturing May 31, 2014			392,683
73,171		Term Loan, 7.610%, maturing May 31, 2014			67,317
		Mega Bloks, Inc.	Ba3	B+
980,000		Term Loan, 7.625%, maturing July 26, 2012			945,700
		Natural Products Group, LLC	B1	B+
2,097,398		Term Loan, 7.656%, maturing March 08, 2014			1,548,578
		Norwood Promotional Products	NR	NR
3,700,000		Revolver, 10.750%, maturing December 31, 2008			3,700,000
4,060,000		Term Loan, 11.750%, maturing August 17, 2009			4,060,000
12,189,532	(3)	Term Loan, 6.000%, maturing August 17, 2011			11,214,369
		Norwood Promotional Products	NR	NR
1,090,736		Second Lien Term Loan, 24.508%, maturing January 18, 2015			1,090,736
		Spectrum Brands, Inc.	B2	B-
44,301		Term Loan, 9.320%, maturing March 30, 2013			43,212
896,214		Term Loan, 9.353%, maturing March 30, 2013			874,183
159,485		Term Loan, 9.565%, maturing March 30, 2013			151,510
		Totes Isotoner Corporation	B2	B
415,625		Term Loan, 7.844%, maturing January 31, 2013			403,156
		Tupperware	Ba1	BBB-
2,194,880		Term Loan, 6.860%, maturing December 05, 2012			2,158,298
		Yankee Candle Company, Inc.	Ba3	BB-
3,990,000		Term Loan, 7.360%, maturing February 06, 2014			3,845,363
					49,628,421
Personal, Food & Miscellaneous: 3.4%
		Acosta, Inc.	B1	B-
2,970,000		Term Loan, 7.820%, maturing July 28, 2013			2,867,288
		Allied Security Holdings LLC	Ba3	BB-
486,364		Term Loan, 8.360%, maturing June 30, 2010			479,068

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Personal, Food & Miscellaneous: (continued)
	Arbys Restaurant Group, Inc.	Ba3	BB
$5,634,377	Term Loan, 7.678%, maturing July 25, 2012			$5,507,603
	Coinmach Corporation	B2	B+
5,964,186	Term Loan, 7.968%, maturing December 19, 2012			5,859,813
	Coinstar, Inc.	Ba2	BB+
2,417,918	Term Loan, 7.360%, maturing July 07, 2011			2,381,649
	Culligan International Company	Ba2	B+
1,000,000	Term Loan, 7.699%, maturing November 24, 2012			918,750
	Dennys, Inc.	Ba2	BB-
1,077,777	Term Loan, 7.376%, maturing March 31, 2012			1,061,610
600,000	Term Loan, 7.377%, maturing March 31, 2012			591,000
	Krispy Kreme Doughnut Corporation	NR	NR
432,550	Term Loan, 8.358%, maturing February 15, 2014			417,411
	MD Beauty, Inc.	B1	BB-
2,769,582	Term Loan, 7.800%, maturing February 18, 2012			2,728,038
	N.E.W. Customer Services Companies, Inc.	B1	B
3,191,353	Term Loan, 7.864%, maturing May 22, 2014			2,957,322
	OSI Restaurant Partners, Inc.	B1	BB-
372,420	Term Loan, 7.430%, maturing June 14, 2013			354,381
4,577,705	Term Loan, 7.625%, maturing June 14, 2014			4,355,975
	QCE, LLC	B2	B
2,046,000	Term Loan, 7.610%, maturing May 05, 2013			1,961,887
	Reddy Ice Group, Inc.	Ba3	BB-
1,000,000	Term Loan, 7.110%, maturing August 09, 2012			985,000
	Sbarro, Inc.	Ba3	B+
498,750	Term Loan, 7.880%, maturing January 31, 2014			477,553
	Seminole Hard Rock Entertainment	B1	BB
750,000	Floating Rate Note, 7.860%, maturing March 15, 2014			727,500
	U.S. Security Holdings, Inc.	B1	B+
617,188	Term Loan, 7.870%, maturing May 08, 2013			614,102
				35,245,950
Printing & Publishing: 12.7%
	American Achievement Corporation	Ba2	BB-
560,335	Term Loan, 7.720%, maturing March 25, 2011			546,326
	American Reprographics Company	Ba2	BB
2,791,247	Term Loan, 7.221%, maturing June 18, 2009			2,721,466
	Ascend Media Holdings, LLC	B3	B
1,536,048	Term Loan, 8.758%, maturing January 31, 2012			1,344,042

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
		Black Press, Ltd.	Ba3	BB-
	$748,000	Term Loan, 7.541%, maturing August 02, 2013			$733,507
	1,232,000	Term Loan, 7.541%, maturing August 02, 2013			1,208,130
		Canwest Media, Inc.	Ba1	BB-
	1,995,000	Term Loan, 7.541%, maturing July 18, 2014			1,935,150
		Caribe Information Investments, Inc.	B1	B+
	1,807,258	Term Loan, 7.623%, maturing March 31, 2013			1,753,040
		Cenveo Corporation	Ba3	BB-
	61,914	Term Loan, 7.110%, maturing June 21, 2013			59,282
	2,857,414	Term Loan, 7.110%, maturing June 21, 2013			2,735,974
		Dex Media West, LLC	Ba1	BB+
	667,557	Term Loan, 6.737%, maturing September 09, 2009			650,033
	8,426,577	Term Loan, 6.930%, maturing March 09, 2010			8,250,150
		Hanley Wood, LLC	B2	B
	2,729,335	Term Loan, 7.604%, maturing March 08, 2014			2,488,245
		Idearc, Inc.	Ba2	BBB-
	25,298,000	Term Loan, 7.360%, maturing November 17, 2014			24,573,566
		Intermedia Outdoor, Inc.	NR	NR
	1,641,750	Term Loan, 8.360%, maturing January 31, 2013			1,608,915
		Jostens IH Corporation	Ba1	BB
	4,110,862	Term Loan, 7.330%, maturing December 21, 2011			4,028,645
		Medimedia USA, Inc.	Ba3	BB-
	1,240,625	Term Loan, 7.595%, maturing October 05, 2013			1,203,406
		Merrill Communications, LLC	Ba3	BB-
	2,916,368	Term Loan, 7.689%, maturing May 15, 2011			2,854,395
		Nelson Canada	Ba3	BB-
	4,000,000	Term Loan, 7.828%, maturing June 30, 2014			3,750,000
		PagesJaunes Groupe, SA	NR	NR
EUR	800,000	Term Loan, 5.890%, maturing February 28, 2014			1,035,500
		PagesJaunes Groupe, SA	NR	NR
EUR	600,000	Second Lien Term Loan, 6.390%, maturing February 28, 2014			778,030
EUR	600,000	Second Lien Term Loan, 6.890%, maturing February 28, 2014			782,118
		PBL Media	B1	NR
AUD	24,869,635	Term Loan, 9.032%, maturing May 1, 2013			19,816,588
		Prism Business Media Holdings	B1	BB-
	$1,695,750	Term Loan, 7.610%, maturing February 01, 2013			1,614,142

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
		R.H. Donnelley Corporation	Ba1	BB+
	$212,192	Term Loan, 6.726%, maturing December 31, 2009			$204,058
	9,534,778	Term Loan, 6.881%, maturing June 30, 2011			9,262,636
		Readers Digest	B1	B+
EUR	755,338	Term Loan, 6.013%, maturing March 02, 2014			957,108
	$4,364,063	Term Loan, 7.347%, maturing March 02, 2014			4,047,668
		Source Media, Inc.	B1	B
	2,938,593	Term Loan, 7.610%, maturing November 08, 2011			2,865,128
		Thomas Nelson Publishers	B1	B
	2,310,000	Term Loan, 7.632%, maturing June 12, 2012			2,200,275
		Thomson Learning	B1	B+
	17,250,000	Term Loan, 8.100%, maturing July 05, 2014			16,373,131
		Tribune Company	Ba2	BB
	1,500,000	Term Loan, 8.360%, maturing May 19, 2014			1,367,579
		Valassis Communications, Inc.	Ba2	BB
	1,077,050	Term Loan, 7.110%, maturing March 02, 2014			999,861
		Wenner Media LLC	Ba3	BB-
	857,250	Term Loan, 7.110%, maturing October 02, 2013			831,533
		Yell Group PLC	Ba3	BB-
	2,000,000	Term Loan, 7.565%, maturing February 10, 2013			2,003,750
EUR	2,000,000	Term Loan, 6.421%, maturing February 27, 2013			2,650,820
					130,234,197
Radio and TV Broadcasting: 3.6%
		Block Communications, Inc.	Ba1	BB
	$985,000	Term Loan, 7.360%, maturing December 22, 2012			950,525
		Citadel Broadcasting Corporation	Ba3	BB-
	7,500,000	Term Loan, 6.985%, maturing June 12, 2014			6,950,003
		CMP KC, LLC	Caa1	CCC+
	1,370,163	Term Loan, 9.375%, maturing May 03, 2011			1,294,804
		CMP Susquehanna Corporation	B1	B-
	4,962,286	Term Loan, 7.503%, maturing May 05, 2013			4,734,021
		Cumulus Media, Inc.	Ba3	B
	2,861,333	Term Loan, 7.253%, maturing June 11, 2014			2,796,953
		Emmis Communication	B1	B+
	1,211,250	Term Loan, 7.360%, maturing November 01, 2013			1,171,884
		Local TV Finance, LLC	Ba3	B+
	2,900,000	Term Loan, 7.310%, maturing May 07, 2013			2,755,000
		Montecito Broadcast Group, LLC	B1	B
	1,970,000	Term Loan, 7.859%, maturing January 27, 2013			1,935,525

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: (continued)
		Nexstar Broadcasting Group	Ba3	BB-
	$2,263,711	Term Loan, 7.110%, maturing October 01, 2012			$2,167,504
	2,389,827	Term Loan, 7.110%, maturing October 01, 2012			2,288,260
		Paxson Communications	B1	CCC+
	4,500,000	Term Loan, 8.610%, maturing January 15, 2012			4,387,500
		Regent Communications	B1	B+
	1,492,500	Term Loan, 7.610%, maturing November 21, 2013			1,455,188
		Spanish Broadcasting Systems	B1	B-
	3,910,000	Term Loan, 7.110%, maturing June 11, 2012			3,714,500
					36,601,667
Retail Stores: 10.1%
		Amscan Holdings, Inc.	Ba3	B
	1,496,250	Term Loan, 7.631%, maturing May 25, 2013			1,398,994
		Burlington Coat Factory	B2	B-
	4,903,750	Term Loan, 7.760%, maturing May 28, 2013			4,618,283
		CBR Fashion Holding	NR	NR
EUR	500,000	Term Loan, 6.305%, maturing June 14, 2015			647,784
EUR	500,000	Term Loan, 6.555%, maturing June 14, 2016			651,360
		Claires Stores, Inc.	B1	B
	$5,000,000	Term Loan, 8.110%, maturing May 29, 2014			4,613,540
		Dollar General Corporation	B2	B+
	10,000,000	Term Loan, 8.108%, maturing July 06, 2014			9,262,500
		Dollar General Corporation	Caa1	CCC+
	2,500,000	Term Loan, 8.205%, maturing July 06, 2014			2,239,583
		Dollarama Group, L.P	Ba1	BB-
	3,413,047	Term Loan, 7.108%, maturing November 18, 2011			3,344,786
		General Nutrition Centers, Inc.	B1	B-
	3,591,000	Term Loan, 7.610%, maturing September 16, 2013			3,369,554
		Harbor Freight Tools USA, Inc.	B1	B+
	6,894,239	Term Loan, 7.610%, maturing July 15, 2010			6,629,962
		Mapco Express, Inc.	B2	BB-
	2,217,272	Term Loan, 8.110%, maturing April 28, 2011			2,161,840
		Mattress Firm	B1	B
	498,750	Term Loan, 7.610%, maturing January 18, 2014			471,319
		Michaels Stores, Inc.	B2	B
	13,715,452	Term Loan, 7.625%, maturing October 31, 2013			12,992,936
		Nebraska Book Company, Inc.	Ba2	B
	2,400,877	Term Loan, 7.830%, maturing March 04, 2011			2,340,855

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
		Neiman Marcus Group, Inc.	Ba3	B+
	$15,632,911	Term Loan, 7.110%, maturing April 06, 2013			$15,233,709
		Oriental Trading Company, Inc.	B1	BB-
	2,475,000	Term Loan, 7.610%, maturing July 31, 2013			2,320,313
		Pep Boys	Ba3	B+
	493,772	Term Loan, 7.540%, maturing January 27, 2011			485,131
		Petco Animal Supplies, Inc.	Ba3	BB-
	5,099,375	Term Loan, 7.609%, maturing October 26, 2013			4,946,394
		Phones 4U Group, Ltd.	NR	NR
GBP	2,126,866	Term Loan, 8.520%, maturing September 22, 2014			4,022,312
GBP	2,034,161	Term Loan, 9.020%, maturing September 22, 2015			3,863,734
		Rite Aid	Ba3	BB-
	$3,000,000	Term Loan, 7.183%, maturing June 04, 2014			2,936,250
		Sally Holding, LLC	B2	BB-
	3,476,237	Term Loan, 8.006%, maturing November 16, 2013			3,375,482
		Samsonite Corporation	Ba3	BB-
	1,741,250	Term Loan, 7.610%, maturing December 30, 2013			1,726,014
		Sports Authority	B2	B
	990,000	Term Loan, 7.610%, maturing May 03, 2013			942,975
		Tire Rack, Inc.	B1	BB-
	805,472	Term Loan, 7.115%, maturing June 24, 2012			793,390
		Toys "R" Us, Inc.	Ba3	B
	1,375,000	Term Loan, 9.760%, maturing July 19, 2012			1,363,399
		Vivarte	NR	NR
EUR	2,500,000	Term Loan, 6.113%, maturing March 08, 2015			3,142,875
EUR	2,500,000	Term Loan, 6.613%, maturing March 08, 2016			3,155,039
					103,050,313
Satellite: 0.6%
		Intelsat (Bermuda), Ltd.	B2	B
	2,550,000	Term Loan, 7.859%, maturing February 01, 2014			2,484,656
		Intelsat Corporation	Ba2	BB
	4,216,259	Term Loan, 7.360%, maturing January 03, 2012			4,093,988
					6,578,644
Telecommunications Equipment: 1.4%
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,500,000	Term Loan, 8.632%, maturing December 01, 2014			9,051,341

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Telecommunications Equipment: (continued)
			Sorenson Communications, Inc.	B1	B
	$5,137,164		Term Loan, 8.000%, maturing August 16, 2014			$4,931,678
						13,983,019
Textiles & Leather: 1.3%
			Hanesbrands Inc.	Ba2	BB
	2,315,179		Term Loan, 7.132%, maturing September 05, 2013			2,259,832
			Iconix Brand Group, Inc.	Ba2	BB-
	1,695,750		Term Loan, 7.610%, maturing May 02, 2013			1,627,920
			Polymer Group, Inc.	B1	BB
	7,387,500		Term Loan, 7.610%, maturing November 22, 2012			7,276,688
			St. John Knits International, Inc.	B1	BB
	722,091		Term Loan, 8.360%, maturing March 21, 2012			711,259
			Targus Group, Inc.	B2	B
	1,464,710		Term Loan, 8.870%, maturing November 22, 2012			1,328,004
						13,203,703
Utilities: 8.7%
			AWG PLC	NR	NR
GBP	1,000,000		Term Loan, 7.961%, maturing October 01, 2011			1,981,162
			Boston Generating, LLC	B1	BB-
	$256,593		Revolver, 7.610%, maturing December 20, 2013			248,575
	7,106,434		Term Loan, 7.610%, maturing December 20, 2013			6,884,358
	1,916,404		Term Loan, 7.610%, maturing December 20, 2013			1,856,516
		(2)	Calpine Corporation	B1	BB-
	13,965,000		Debtor In Possession Term Loan, 7.610%, maturing March 29, 2009			13,556,021
			Cellnet Technology, Inc.	Ba2	NR
	1,299,620		Term Loan, 7.360%, maturing July 22, 2011			1,270,378
			Cellnet Technology, Inc.	B2	NR
	333,333		Second Lien Term Loan, 9.620%, maturing October 22, 2011			325,000
			Coleto Creek WLE, L.P.	B1	BB-
	764,331		Term Loan, 8.010%, maturing June 28, 2013			741,401
	5,307,062		Term Loan, 8.110%, maturing June 28, 2013			5,147,850
			Infrastrux Group, Inc.	B2	B+
	5,111,375		Term Loan, 8.815%, maturing November 03, 2012			4,779,136
			KGEN LLC	Ba3	BB
	937,500		Term Loan, 7.125%, maturing February 05, 2014			897,656

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
	$1,554,688	Term Loan, 7.125%, maturing February 05, 2014			$1,488,613
		Longview Power, LLC	Ba3	BB
	120,000	Term Loan, 1.658%, maturing February 28, 2014			112,550
	800,000	Term Loan, 7.625%, maturing February 28, 2014			750,334
	266,667	Term Loan, 7.625%, maturing February 28, 2014			250,111
		MACH Gen, LLC	B2	B+
	453,125	Term Loan, 7.360%, maturing February 22, 2013			434,056
	4,358,307	Term Loan, 7.500%, maturing February 22, 2014			4,174,897
		NRG Energy, Inc.	Ba1	BB
	13,223,556	Term Loan, 7.110%, maturing February 01, 2013			12,765,453
	8,790,493	Term Loan, 7.110%, maturing February 01, 2013			8,485,964
		NE Energy, Inc.	B1	B+
	792,683	Term Loan, 7.860%, maturing November 01, 2013			774,848
	1,875,600	Term Loan, 7.860%, maturing November 01, 2013			1,833,399
		NE Energy, Inc.	B3	B-
	1,675,000	Second Lien Term Loan, 9.875%, maturing May 01, 2014			1,633,125
		NSG Holdings, LLC	Ba2	BB
	183,673	Term Loan, 6.860%, maturing June 15, 2014			178,163
	1,592,517	Term Loan, 6.860%, maturing June 15, 2014			1,544,741
		Riverside Energy Center, LLC	B1	B
	57,431	Term Loan, 9.670%, maturing June 24, 2010			57,240
	432,363	Term Loan, 9.815%, maturing June 24, 2011			430,922
	704,017	Term Loan, 9.815%, maturing June 24, 2011			701,670
		Thermal North America, Inc.	B1	BB
	1,000,000	Term Loan, 8.110%, maturing October 24, 2008			993,750
		TPF Generation Holdings, LLC	Ba3	BB-
	4,957,665	Term Loan, 7.360%, maturing December 15, 2013			4,756,880
	1,600,000	Term Loan, 7.460%, maturing December 15, 2013			1,535,200
		TPF Generation Holdings, LLC	B3	B-
	1,500,000	Second Lien Term Loan, 9.610%, maturing December 15, 2014			1,443,000
		Viridian Group PLC	NR	NR
GBP	1,080,000	Second Lien Term Loan, 10.358%, maturing March 31, 2013			2,135,300

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
EUR	1,072,386	Second Lien Term Loan, 8.234%, maturing March 31, 2013			$1,426,424
		Wolf Hollow I, L.P.	B1	BB-
	$450,000	Revolver, 7.750%, maturing June 22, 2012			409,500
	2,122,468	Term Loan, 7.610%, maturing June 22, 2012			1,931,446
	1,800,000	Term Loan, 7.750%, maturing June 22, 2012			1,638,000
					89,573,639
		Total Senior Loans (Cost $2,039,032,572)			1,970,007,919
Other Corporate Debt: 0.5%
Automobile: 0.5%
		Avis Budget Car Rental	Ba1	BB-
	750,000	Floating Rate Note, 8.058%, maturing May 15, 2014			727,500
		Navistar International Corporation	NR	NR
	4,950,000	Term Loan, 8.610%, maturing January 19, 2012			4,770,563
		Total Other Corporate Debt (Cost $5,700,000)			5,498,063
Equities and Other Assets: 0.1%

	Description	Market Value USD
(1), (@) , (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	107,510
(@) , (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@) , (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2), (@) , (R)	Cedar Chemical (Liquidation Interest)	—
(@) , (R)	Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	—
(@) , (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	—
(@) , (R)	Decision One Corporation (1,752,103 Common Shares)	—
(2), (@) , (R)	Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	1,112
(2), (@) , (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(@) , (R)	EquityCo, LLC (Warrants for 28,752 Common Shares)	—
(4), (@) , (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(2), (@) , (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)	—
(@)	Humphrey's, Inc. (Residual Interest in Bankruptcy Estate)	—
(@) , (R)	IAP Acquisition Corporation (3,524 Common Shares)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

	Description		Market Value USD
(@) , (R)	IAP Acquisition Corporation (1,084 Common Shares)		$—
(@) , (R)	IAP Acquisition Corporation (1,814 Common Shares)		—
(@) , (R)	IAP Acquisition Corporation (17,348 Common Shares)		—
(2), (@) , (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)		—
(2), (@) , (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)		—
(2), (@) , (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@) , (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@) , (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)		—
(@) , (R)	Lincoln Pulp and Easten Fine (Residual Interest in Bankruptcy Estate)		—
(2), (@) , (R)	New Piper Aircraft, Inc. (Residual Interest in Bankruptcy Estate)		—
(@) , (R)	Norwood Promotional Products, Inc. (104,148 Common Shares)		—
(@) , (R)	Safelite Realty Corporation (57,804 Common Shares)		976,310
(1), (@) , (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@) , (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@) , (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)		—
	Total for Equities and Other Assets (Cost $5,263,041)		1,084,982
	Total Investments in Securities (Cost $2,049,995,613)**	192.7%	$1,976,590,964
	Other Assets and Liabilities - Net	(92.7)	(950,990,489)
	Net Assets	100.0%	$1,025,600,475

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa are considered to be below investment grade.

  NR  Not Rated

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy Code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

  (3)  Loan is on non-accrual basis.

  (4)  The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

  (5)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  GBP  British Pound Stirling

  EUR  Euro

  SEK  Swedish Kronor

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS REPORT as of August 31, 2007 (Unaudited) (continued)

  **  For Federal Income Tax purposes cost of investments is $2,050,080,912.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$5,203,052
Gross Unrealized Depreciation	(78,693,000)
Net Unrealized Depreciation	$(73,489,948)

At August 31, 2007 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Currency	Buy/Sell	Settlement Date	In Exchange For		Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar			USD
AUD 12,300,000	Sell	10/15/07		10,316,453	$10,039,349	$277,104
Australian Dollar AUD 7,380,000	Sell	11/15/07		6,265,915	6,017,269	248,646
Australian Dollar AUD 4,920,000	Sell	12/14/07		4,003,650	4,006,610	(2,960)
Euro EUR 41,250,000	Sell	10/15/07		55,987,049	56,309,883	(322,834)
Euro EUR 24,750,000	Sell	11/15/07		33,955,394	33,817,589	137,805
Euro EUR 16,500,000	Sell	12/14/07		22,541,805	22,557,500	(15,695)
British Pound Sterling GBP 11,475,000	Sell	10/15/07		22,989,926	23,119,070	(129,144)
British Pound Sterling GBP 6,885,000	Sell	11/15/07		13,932,417	13,861,487	70,930
British Pound Sterling GBP 4,590,000	Sell	12/14/07		9,208,137	9,233,376	(25,239)
Sweden Kronor SEK 22,400,000	Sell	10/15/07		3,275,271	3,255,122	20,149
Sweden Kronor SEK 13,440,000	Sell	11/15/07		1,998,424	1,955,599	42,825
Sweden Kronor SEK 8,960,000	Sell	12/14/07		1,307,336	1,304,890	2,446
				$185,781,777	$185,477,744	$304,033

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

JUNE 12, 2007 ANNUAL SHAREHOLDER MEETING

ING Prime Rate Trust, Common Shares

1  To elect eight members of the Board of Trustees to represent the intersets of the holders of Common Shares of the Trust until the election and qualification of their successors.

ING Prime Rate Trust, Preferred Shares

2  To elect two members of the Board of Trustees to represent the interests of the holders of Auction Rate Cumulative Preferred Shares - Series M, T, W, Th and F of the Trust - until the election and qualification of their successors.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Total Shares Voted
Common	Patricia W. Chadwick	125,652,460.248	1,686,533.408	—	127,338,993.656
Shares	J. Michael Earley	125,680,320.149	1,658,673.507	—	127,338,993.656
Trustees	R. Barbara Gitenstein	125,554,321.201	1,784,672.455	—	127,338,993.656
	Patrick W. Kenny	125,624,782.149	1,714,211.507	—	127,338,993.656
	Shaun P. Mathews	125,485,141.776	1,853,851.880	—	127,338,993.656
	Sheryl K. Pressler	125,507,966.487	1,831,027.169	—	127,338,993.656
	David W.C. Putnam	125,647,586.379	1,691,407.277	—	127,338,993.656
	John G. Turner	125,706,496.163	1,632,497.493	—	127,338,993.656
Preferred
Shares	John V. Boyer	15,655.000	136.000	—	15,791.000
Trustees	Roger B. Vincent	15,653.000	138.000	—	15,791.000

ING Prime Rate Trust

ADDITIONAL INFORMATION

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, DST will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at 1-(800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2007 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31	February 8	February 23

February 28	March 8	March 22

March 30	April 5	April 23

April 30	May 8	May 22

May 31	June 7	June 22

June 29	July 6	July 23

July 31	August 8	August 22

August 31	September 6	September 24

September 28	October 5	October 22

October 31	November 8	November 23

November 30	December 6	December 24

December 20	December 27	January 10

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of August 31, 2007 was 5,161 which does not include approximately 52,608 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the Trust's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at 1-800-992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on June 19, 2006 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.

P.O. Box 219368

Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

PRSAR-UPRT     (0807-102407)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 2, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 2, 2007